UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Christopher M. Rohrbacher—Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: May 31

Date of reporting period: February 28, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Minnesota Intermediate Municipal Bond Fund
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.1%
	MUNICIPAL BONDS – 98.1%
	Education and Civic Organizations – 18.0%
	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A:
$ 425	3.000%, 8/01/23	No Opt. Call	BB+	$415,620
720	3.500%, 8/01/25	No Opt. Call	BB+	712,102
130	4.000%, 8/01/28	8/26 at 100.00	BB+	130,365
1,000	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project, Series 2016A, 5.000%, 7/01/36	7/24 at 102.00	N/R	1,014,910
100	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project,Series 2016A, 5.000%, 7/01/31	7/24 at 102.00	N/R	102,875
210	City of Woodbury, Minnesota, Charter School Lease Revenue Bonds, Math and Science Academy Building Company, Series 2012A, 5.000%, 12/01/27	12/20 at 102.00	BBB-	224,627
	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2015A:
190	5.000%, 7/01/30	7/25 at 100.00	BB+	200,598
710	5.250%, 7/01/37	7/25 at 100.00	BB+	748,787
	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2016A:
200	4.000%, 7/01/22	No Opt. Call	BB+	207,400
465	4.000%, 7/01/23	No Opt. Call	BB+	481,233
300	4.000%, 7/01/24	No Opt. Call	BB+	309,300
135	4.000%, 7/01/25	No Opt. Call	BB+	138,622
130	4.000%, 7/01/26	7/25 at 100.00	BB+	132,228
300	4.000%, 7/01/27	7/25 at 100.00	BB+	303,411
370	4.000%, 7/01/28	7/25 at 100.00	BB+	371,854
250	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Seven Hills Preparatory Academy Project, Series 2017A, 4.375%, 10/01/27	10/24 at 100.00	N/R	244,535
645	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2014A, 5.500%, 8/01/36	8/22 at 102.00	BB+	687,828
	Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main Street School of Performing Arts Project, Series 2016A:
1,010	4.500%, 7/01/26	No Opt. Call	N/R	993,416
40	5.000%, 7/01/36	7/26 at 100.00	N/R	38,465
1,820	Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus Preparatory School Project, Series 2016A, 4.000%, 11/01/26	No Opt. Call	BB	1,780,761

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon Academy Project, Series 2016A:
$ 1,000	4.750%, 7/01/31	7/26 at 100.00	N/R	$970,140
500	5.000%, 7/01/36	7/26 at 100.00	N/R	484,790
	Itasca County, Minnesota, Revenue Bonds, Charles K. Blandin Foundation, Series 2010:
635	4.000%, 5/01/18	No Opt. Call	A2	637,603
255	4.000%, 5/01/19	No Opt. Call	A2	261,936
1,350	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha Academies Project, Series 2016A, 5.000%, 7/01/31	7/24 at 102.00	N/R	1,397,574
1,405	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities International Schools Project, Series 2017A., 5.000%, 12/01/32, 144A	12/27 at 100.00	N/R	1,414,048
1,300	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Project, Series 2013A, 6.000%, 7/01/33	7/23 at 100.00	BB	1,372,501
	Minneapolis, Minnesota, Revenue Bonds, Blake School Project, Refundinjg Series 2010:
550	4.000%, 9/01/19	No Opt. Call	A2	568,706
315	4.000%, 9/01/21	9/20 at 100.00	A2	330,350
1,040	Minneapolis, Minnesota, Revenue Bonds, University Gateway Project, Refunding Series 2015, 4.000%, 12/01/28	12/24 at 100.00	Aa1	1,102,410
	Minneapolis, Minnesota, Revenue Bonds, YMCA of Greater Twin Cities Project, Series 2016:
500	3.000%, 6/01/21	No Opt. Call	Baa1	518,355
710	3.000%, 6/01/23	No Opt. Call	Baa1	737,988
815	Minnesota Higher Education Facilities Authority, Revenue Bonds, Augsburg College, Refunding Series 2010-7-G, 4.000%, 10/01/21	10/18 at 100.00	Baa3	825,065
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel University, Refunding Series 2017:
2,300	5.000%, 5/01/32	5/27 at 100.00	BBB-	2,562,637
405	5.000%, 5/01/37	5/27 at 100.00	BBB-	444,593
1,600	Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton College, Refunding Series 2017, 4.000%, 3/01/33	3/27 at 100.00	Aa2	1,690,400
120	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Benedict, Series 2016-8K, 3.250%, 3/01/32	3/26 at 100.00	Baa1	115,927
150	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Scholastica, Inc., Series 2011-7J, 6.000%, 12/01/28	12/19 at 100.00	Baa2	158,649
	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Scholastica, Inc., Series 2012-7R:
200	4.000%, 12/01/20	No Opt. Call	Baa2	209,160
310	3.375%, 12/01/22	No Opt. Call	Baa2	316,200
750	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Scholastica, Series 20107H, 5.125%, 12/01/30	12/19 at 100.00	Baa2	785,130

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Gustavus Adolfus College, Series 2013-7W:
$ 350	4.000%, 10/01/21	No Opt. Call	A3	$374,066
250	5.000%, 10/01/22	No Opt. Call	A3	280,338
500	5.000%, 10/01/23	No Opt. Call	A3	568,910
990	4.250%, 10/01/28	10/23 at 100.00	A3	1,063,141
1,250	Minnesota Higher Education Facilities Authority, Revenue Bonds, Macalester College, Series 201528J, 3.250%, 3/01/29	3/25 at 100.00	Aa3	1,254,675
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Catherine University, Refunding Series 2012-7Q:
740	5.000%, 10/01/23	10/22 at 100.00	Baa1	823,775
490	5.000%, 10/01/24	10/22 at 100.00	Baa1	545,821
700	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint John?s University, Series 2015-8I, 3.375%, 10/01/30	10/25 at 100.00	A2	707,231
1,000	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Olaf College, Series 2015-8-G, 5.000%, 12/01/28	12/25 at 100.00	A1	1,155,240
	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2013-7U:
2,000	4.000%, 4/01/25	4/23 at 100.00	A2	2,141,280
775	4.000%, 4/01/26	4/23 at 100.00	A2	825,933
300	4.000%, 4/01/27	4/23 at 100.00	A2	317,808
1,000	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2016-8L, 5.000%, 4/01/27	4/26 at 100.00	A2	1,154,960
	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2017A.:
750	4.000%, 10/01/34	10/27 at 100.00	A2	787,770
400	4.000%, 10/01/35	10/27 at 100.00	A2	417,808
350	4.000%, 10/01/36	10/27 at 100.00	A2	364,711
	Minnesota State Colleges and University, General Fund Revenue Bonds, Series 2009A:
985	4.000%, 10/01/22	10/19 at 100.00	AA-	1,021,268
1,755	4.000%, 10/01/23	10/19 at 100.00	AA-	1,818,496
	Minnesota State Colleges and University, General Fund Revenue Bonds, Series 2011A:
1,515	4.250%, 10/01/24	10/21 at 100.00	AA-	1,627,307
880	4.375%, 10/01/25	10/21 at 100.00	AA-	946,484
905	4.500%, 10/01/26	10/21 at 100.00	AA-	978,224
1,185	Minnesota State Colleges and University, General Fund Revenue Bonds, Series 2015A, 3.000%, 10/01/26	4/25 at 100.00	AA-	1,214,684
	Moorhead, Minnesota, Educational Facilities Revenue Bonds, The Concordia College Corporation Project, Series 2016:
980	4.000%, 12/01/30	12/25 at 100.00	Baa1	1,025,835
1,060	4.000%, 12/01/32	12/25 at 100.00	Baa1	1,101,488

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 935	Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope Charter School Project, Series 2014A, 5.000%, 9/01/34	9/24 at 100.00	BB+	$952,643
560	Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter School Project, Refunding Series 2013A, 5.000%, 12/01/26	12/21 at 100.00	BBB-	588,022
680	Rice County, Minnesota Educational Facility Revenue Bonds, Shattuck Saint Mary's School Project, Series 2015, 5.000%, 8/01/22, 144A	No Opt. Call	BB+	721,854
70	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A, 5.000%, 4/01/36	4/26 at 100.00	CCC-	48,914
480	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Great River School Project, Series 2017A, 5.500%, 7/01/38, 144A	7/27 at 100.00	N/R	497,323
2,005	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong College Prep Academy Project, Series 2016A, 5.250%, 9/01/31	9/26 at 100.00	BB+	2,057,050
600	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2011A, 5.700%, 9/01/21	No Opt. Call	BBB-	639,678
885	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities Academy Project, Series 2015A, 5.000%, 7/01/35	7/25 at 100.00	BB	908,975
	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities German Immersion School, Series 2013A:
250	4.000%, 7/01/23	No Opt. Call	BB+	255,778
700	5.000%, 7/01/33	7/23 at 100.00	BB+	717,381
260	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Saint Paul Conservatory for Performing Artists Charter School Project, Series 2013A, 4.000%, 3/01/28	3/23 at 100.00	BB+	252,686
2,395	Saint Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Minnesota Public Radio Project, Refunding Series 2010, 5.000%, 12/01/25	12/20 at 100.00	A2	2,581,379
2,770	Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy Project, Series 2016A, 5.000%, 10/01/36	10/26 at 100.00	N/R	2,678,756
	University of Minnesota, General Obligation Bonds, Series 2014B:
1,000	4.000%, 1/01/31	1/24 at 100.00	Aa1	1,063,000
1,000	4.000%, 1/01/32	1/24 at 100.00	Aa1	1,058,590
1,000	4.000%, 1/01/34	1/24 at 100.00	Aa1	1,050,360
	Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds, Bluffview Montessori School Project, Refunding Series 2016:
205	3.750%, 6/01/26	6/24 at 100.00	N/R	202,698
10	4.500%, 6/01/36	6/24 at 100.00	N/R	9,828
62,275	Total Education and Civic Organizations			64,945,267
	Health Care – 14.1%
3,370	Chippewa County, Minnesota, Gross Revenue Hospital Bonds, Montevideo Hospital Project, Refunding Series 2016, 4.000%, 3/01/29	3/26 at 100.00	N/R	3,437,097

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	City of Plato, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2017:
$ 1,140	4.000%, 4/01/29	4/27 at 100.00	BBB	$1,191,209
1,040	4.000%, 4/01/32	4/27 at 100.00	BBB	1,072,770
1,150	Crookston, Minnesota, Health Care Facilities Revenue Bonds, RiverView Health Project, Refunding Series 2017A, 4.000%, 5/01/32	5/25 at 100.00	N/R	1,114,822
400	Fergus Falls, Minnesota, Health Care Facilities Revenue Bonds, Lake Region Healthcare Corporation Project, Series 2010, 4.750%, 8/01/25	8/18 at 100.00	BBB-	400,716
	Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2013:
100	4.000%, 4/01/21	No Opt. Call	BBB	105,057
660	4.000%, 4/01/25	4/22 at 100.00	BBB	683,357
400	4.000%, 4/01/26	4/22 at 100.00	BBB	411,832
2,000	Maple Grove, Minnesota, Health Care Facilities Revenue Refunding Bonds, North Memorial Health Care, Series 2015, 5.000%, 9/01/28	9/25 at 100.00	Baa1	2,239,700
	Maple Grove, Minnesota, Health Care Facility Revenue Bonds, North Memorial Health Care, Series 2017:
495	5.000%, 5/01/31	5/27 at 100.00	Baa1	562,736
405	5.000%, 5/01/32	5/27 at 100.00	Baa1	458,363
	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2015A:
1,010	5.000%, 11/15/28	11/25 at 100.00	A+	1,159,187
1,000	5.000%, 11/15/29	11/25 at 100.00	A+	1,142,510
1,000	5.000%, 11/15/30	11/25 at 100.00	A+	1,138,810
2,000	5.000%, 11/15/32	11/25 at 100.00	A+	2,267,320
1,000	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Children's Health Care, Series 2010A, 5.250%, 8/15/25	8/20 at 100.00	AA-	1,072,650
500	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care System Revenue Bonds, Allina Health System, Refunding Series 2017A, 5.000%, 11/15/29	5/27 at 100.00	AA-	582,500
1,085	Minnesota Agricultural and Economic Development Board, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Refunding Series 2008C-1, 5.500%, 2/15/25 – AGC Insured	2/20 at 100.00	AA	1,158,769
	Northern Itasca Hospital District, Minnesota, Health Facilities Gross Revenue Bonds, Refunding Series 2013A:
275	4.000%, 12/01/25	12/20 at 100.00	N/R	276,551
250	4.050%, 12/01/26	12/20 at 100.00	N/R	250,053
250	4.150%, 12/01/27	12/20 at 100.00	N/R	248,600
500	Northern Itasca Hospital District, Minnesota, Health Facilities Gross Revenue Bonds, Series 2013C, 5.400%, 12/01/33	12/20 at 100.00	N/R	511,990
620	Redwood Falls, Minnesota, Gross Revenue Hospital Facilities Bonds, Redwood Area Hospital Project, Series 2006, 5.000%, 12/01/21	12/18 at 100.00	N/R	620,961

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Refunding Series 2016B:
$ 2,300	5.000%, 11/15/29	No Opt. Call	AA	$2,763,910
1,000	5.000%, 11/15/33	No Opt. Call	AA	1,231,940
1,175	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Series 2011C, 4.500%, 11/15/38 (Mandatory put 11/15/21)	No Opt. Call	AA	1,287,671
695	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2010, 5.125%, 7/01/20	No Opt. Call	A	729,722
500	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2013, 3.000%, 7/01/25	7/23 at 100.00	A	508,190
80	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series 2010A, 4.250%, 5/01/21	5/20 at 100.00	A1	84,248
	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds, HealthPartners Obligated Group, Refunding Series 2015A:
3,225	5.000%, 7/01/28	7/25 at 100.00	A+	3,680,370
1,240	5.000%, 7/01/30	7/25 at 100.00	A+	1,396,848
4,500	5.000%, 7/01/32	7/25 at 100.00	A+	5,034,690
1,115	4.000%, 7/01/35	7/25 at 100.00	A+	1,144,993
1,540	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Allina Health System, Series 2009A-1, 5.000%, 11/15/24	11/19 at 100.00	AA-	1,621,435
	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Fairview Health Services, Series 2017A:
1,000	5.000%, 11/15/34	11/27 at 100.00	A+	1,141,010
1,745	4.000%, 11/15/35	11/27 at 100.00	A+	1,808,902
625	4.000%, 11/15/36	11/27 at 100.00	A+	646,331
1,855	4.000%, 11/15/37	11/27 at 100.00	A+	1,913,692
500	4.000%, 11/15/43	11/27 at 100.00	A+	508,235
	Shakopee, Minnesota, Health Care Facilities Revenue Bonds, Saint Francis Regional Medical Center, Refunding Series 2014:
1,200	5.000%, 9/01/27	9/24 at 100.00	A	1,339,224
1,140	5.000%, 9/01/29	9/24 at 100.00	A	1,262,333
	Winona, Minnesota, Health Care Facilities Revenue Bonds, Winona Health Obligated Group, Refunding Series 2012:
485	4.500%, 7/01/24	7/21 at 100.00	BBB	501,029
260	5.000%, 7/01/34	7/21 at 100.00	BBB	268,182
46,830	Total Health Care			50,980,515
	Housing/Multifamily – 0.1%
500	Anoka Housing and Redevelopment Authority, Minnesota, Multifamily Housing Revenue Bonds, Woodland Park Apartments Project, Series 2011A, 5.000%, 4/01/27	4/19 at 100.00	Aaa	510,060

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Single Family – 1.3%
$ 500	Dakota County Community Development Agency, Minnesota, Single Family Mortgage Revenue Bonds, Mortgage Backed Securities Program, Series 2011A, 4.400%, 12/01/26	12/20 at 100.00	AA+	$521,040
515	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2011D, 4.375%, 7/01/26	7/21 at 100.00	Aaa	532,319
390	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2012A, 3.750%, 7/01/22 (Alternative Minimum Tax)	1/22 at 100.00	AA+	409,734
125	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2012C, 3.750%, 1/01/22 (Alternative Minimum Tax)	No Opt. Call	AA+	132,361
255	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2014C, 3.100%, 7/01/26	7/24 at 100.00	AA+	258,764
175	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2015F, 3.300%, 7/01/29	7/25 at 100.00	AA+	176,244
	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2017A:
1,410	1.750%, 7/01/21 (Alternative Minimum Tax)	No Opt. Call	AA+	1,382,604
700	3.200%, 7/01/30 (Alternative Minimum Tax)	1/27 at 100.00	AA+	670,292
500	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2017D., 3.300%, 1/01/30 (Alternative Minimum Tax)	1/27 at 100.00	AA+	479,555
4,570	Total Housing/Single Family			4,562,913
	Industrials – 0.9%
2,020	Minneapolis, Minnesota, Limited Tax Supported Development Revenue Bonds, Common Bond Fund Series 2010-2A, 4.625%, 12/01/20	No Opt. Call	A+	2,122,778
1,000	Minneapolis, Minnesota, Limited Tax Supported Development Revenue Bonds, Common Bond Fund Series 2013-1, 4.000%, 6/01/28	6/21 at 100.00	A+	1,039,180
3,020	Total Industrials			3,161,958
	Long-Term Care – 10.7%
1,000	Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Betty Ford Foundation Project, Series 2014, 5.000%, 11/01/25	11/24 at 100.00	Baa1	1,153,210
565	Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Foundation Project, Series 2011, 4.550%, 11/01/26	11/19 at 100.00	Baa1	585,809
815	Chisago City, Minnesota, Housing and Health Care Revenue Bonds, CDL Homes, LLC Project, Series 2013B, 6.000%, 8/01/33	8/23 at 100.00	N/R	880,436
1,110	City of Minneapolis, Minnesota, Senior Housing and Healthcare Facilities Revenue Bonds, Walker Minneapolis Campus Project, Series 2015, 4.625%, 11/15/31	11/22 at 100.00	N/R	1,090,586
325	City of Vergas, Minnesota, Housing and Health Care Revenue Bonds, CDL Homes, LLC Project, Refunding Series 2016, 4.000%, 8/01/31	8/24 at 100.00	N/R	314,486
500	City of West Saint Paul, Minnesota Housing and Health Care Facilities Revenue Refunding Bonds, Walker Westwood Ridge Campus Project, Series 2017, 5.000%, 11/01/37	11/25 at 100.00	N/R	519,640
235	Cold Spring, Minnesota, Health Care Facilities Revenue Bonds, Assumption Home, Inc., Refunding Series 2017, 4.450%, 3/01/31	3/22 at 101.00	N/R	237,308
	Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield Senior Housing, Inc., Refunding Series 2015:
1,000	4.600%, 1/01/27	1/23 at 100.00	N/R	1,034,510
500	5.000%, 1/01/34	1/23 at 100.00	N/R	516,190

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
	Dakota County Community Development Agency, Minnesota, Senior Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding Series 2016A:
$ 2,385	3.875%, 8/01/29, 144A	8/22 at 100.00	N/R	$2,173,140
1,100	5.000%, 8/01/36, 144A	8/22 at 100.00	N/R	1,109,482
1,435	Lake Crystal, Minnesota, Housing and Health Care Revenue Bonds, Ecumen Second Century & Owatonna Senior Living Project, Refunding Series 2014A, 4.500%, 9/01/44 (Mandatory put 9/01/24)	9/18 at 100.00	N/R	1,447,097
	Minneapolis, Minnesota, Revenue Bonds, Walker Minneapolis Campus Project, Refunding Series 2012:
1,400	5.000%, 11/15/24	11/22 at 100.00	N/R	1,459,388
1,650	4.750%, 11/15/28	11/22 at 100.00	N/R	1,652,640
425	Minneapolis, Minnesota, Senior Housing and Healthcare Revenue Bonds, Ecumen ? Abiitan Mill City Project, Series 2015, 4.750%, 11/01/28	5/23 at 100.00	N/R	440,521
750	Minneapolis, Minnesota, Senior Housing and Healthcare Revenue Bonds, Ecumen Abiitan Mill City Project, Series 2015, 5.250%, 11/01/45	5/23 at 100.00	N/R	774,570
750	Otsego, Minnesota, Revenue Bonds, Evans Park, Inc. Project, Refunding Series 2017B., 4.000%, 10/01/31	10/21 at 101.00	N/R	752,782
	Rochester, Minnesota, Health Care and Housing Revenue Bonds, Samaritan Bethany, Inc. Project, Refunding Series 2017A:
775	3.875%, 8/01/26	8/25 at 100.00	N/R	782,703
805	4.000%, 8/01/27	8/25 at 100.00	N/R	812,704
2,615	4.000%, 8/01/30	8/25 at 100.00	N/R	2,587,176
1,000	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount Olivet Careview Home Project, Series 2016B, 4.350%, 6/01/36	6/26 at 100.00	N/R	1,003,380
	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount Olivet Careview Home Project, Series 2016C:
210	2.000%, 6/01/19	No Opt. Call	N/R	209,664
230	2.125%, 6/01/20	No Opt. Call	N/R	229,570
250	2.500%, 6/01/22	6/21 at 101.00	N/R	248,200
250	3.050%, 6/01/27	6/21 at 101.00	N/R	245,438
2,760	Saint Paul Housing and Redevelopment Authority Minnesota, Senior Housing and Health Care Revenue Bonds, Episcopal Homes Project, Series 2013, 5.000%, 5/01/33	5/23 at 100.00	N/R	2,803,718
1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Senior Housing and Health Care Revenue Bonds, Episcopal Homes Project, Refunding Series 2012A, 4.000%, 11/01/22	11/20 at 100.00	N/R	1,001,960

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
	Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue Bonds, Presbyterian Homes Bloomington Project, Refunding Series 2017:
$ 500	3.250%, 9/01/26	9/24 at 100.00	N/R	$510,295
515	3.500%, 9/01/27	9/24 at 100.00	N/R	530,404
550	3.700%, 9/01/28	9/24 at 100.00	N/R	569,943
350	3.800%, 9/01/29	9/24 at 100.00	N/R	363,066
565	3.900%, 9/01/30	9/24 at 100.00	N/R	587,363
420	4.125%, 9/01/34	9/24 at 100.00	N/R	437,119
2,000	Saint Paul Port Authority, Minnesota, Revenue Bonds, Amherst H. Wilder Foundation Project, Series 2010-3, 5.000%, 12/01/24	12/20 at 100.00	Baa2	2,124,760
1,020	Sartell, Minnesota, Health Care and Housing Facilities Revenue Bonds, Country Manor Campus LLC Project, Series 2012A, 5.250%, 9/01/27	9/22 at 100.00	N/R	1,114,085
1,590	Sartell, Minnesota, Health Care Facilities Revenue Bonds, Country Manor Campus LLC Project, Refunding Series 2017, 5.000%, 9/01/27	No Opt. Call	N/R	1,796,382
2,395	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Lutheran Home, Refunding Series 2013, 5.125%, 1/01/39	1/23 at 100.00	N/R	2,416,747
180	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Luthran Home, Refunding Series 2013, 5.000%, 1/01/21	No Opt. Call	N/R	188,694
	Wayzata, Minnesota, Senior Housing Revenue Bonds, Folkestone Senior Living Community, Series 2012A:
625	5.100%, 5/01/24 – AGM Insured	5/19 at 102.00	N/R	661,706
310	5.300%, 5/01/27	5/19 at 102.00	N/R	327,351
500	5.300%, 11/01/27	5/19 at 102.00	N/R	527,985
515	5.500%, 11/01/32	5/19 at 102.00	N/R	537,542
37,875	Total Long-Term Care			38,759,750
	Tax Obligation/General – 18.1%
	Bemidji, Minnesota, General Obligation Bonds, Refunding Sales Tax Series 2017A:
1,000	5.000%, 2/01/21 – AGM Insured	No Opt. Call	AA	1,087,750
1,170	5.000%, 2/01/24 – AGM Insured	No Opt. Call	AA	1,343,722
2,105	4.000%, 2/01/29 – AGM Insured	2/28 at 100.00	AA	2,288,093
	Brooklyn Center Independent School District 286, Minnesota, General Obligation Bonds, Series 2018A:
2,145	4.000%, 2/01/35 (WI/DD, Settling 3/15/18)	2/27 at 100.00	Aa2	2,236,162
1,720	4.000%, 2/01/37 (WI/DD, Settling 3/15/18)	2/27 at 100.00	Aa2	1,785,085
2,000	Buffalo-Hanover-Montrose Independent School District 877, Minnesota, General Obligation Bonds, Refunding Series 2012A, 4.000%, 2/01/23	2/22 at 100.00	Aa2	2,143,600
1,385	Chisago Lakes, Minnesota, Independent School District 2144, General Obligation Bonds, Series 2017A, 3.000%, 2/01/31	2/27 at 100.00	AA+	1,347,273
1,000	Cloquet Independent School District 94, Carlton and Saint Louis Counties, Minnesota, General Obligation Bonds, School Building Series 2015B, 4.000%, 2/01/36	2/25 at 100.00	Aa2	1,028,590
1,835	Forest Lake Independent School District 831, Washington County, Minnesota, General Obligation Bonds, School Building Series 2016A, 3.000%, 2/01/31	2/26 at 100.00	AA+	1,785,015

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 2,220	Fridley Independent School District 14, Anoka County, Minnesota, General Obligation Bonds, Series 2016A, 4.000%, 2/01/29	2/26 at 100.00	Aa2	$2,383,414
665	Goodhue County, Minnesota, General Obligation Bonds, Capital Improvement Plan, Series 2015A, 3.000%, 2/01/27	2/23 at 100.00	Aa2	671,364
455	Greenway Independent School District 316, Itasca County, Minnesota, General Obligation Bonds, Alternate Facilities, Series 2011C, 4.250%, 2/01/25	2/19 at 100.00	AA+	464,678
	Independent School District 621, Mounds View, Minnesota, General Obligation Bonds, School Building Series 2018A:
1,140	5.000%, 2/01/25 (WI/DD, Settling 3/15/18)	No Opt. Call	AA+	1,332,375
1,000	4.000%, 2/01/41 (WI/DD, Settling 3/15/18)	2/27 at 100.00	AA+	1,035,520
2,025	Independent School District 833, South Washington County, Minnesota, General Obligation Bonds, Crossover Refunding School Building Series 2010A, 4.000%, 2/01/22	2/19 at 100.00	AA+	2,069,833
	Jordan Independent School District 717, Scott County, Minnesota, General Obligation Bonds, School Building Series 2014A:
1,000	4.000%, 2/01/26	2/23 at 100.00	Aa2	1,067,030
1,275	4.000%, 2/01/27	2/23 at 100.00	Aa2	1,354,394
1,710	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, Alternate Facility Series 2015B, 3.000%, 2/01/29	2/24 at 100.00	AA+	1,698,936
1,000	Minnesota State, General Obligation Bonds, Various Purpose Refunding Series 2013F, 4.000%, 10/01/25	10/23 at 100.00	AAA	1,091,280
2,000	Minnesota State, General Obligation Bonds, Various Purpose Series 2013A, 5.000%, 8/01/25	8/23 at 100.00	AAA	2,292,000
2,000	Minnesota State, General Obligation Bonds, Various Purpose Series 2013D, 3.500%, 10/01/28	10/23 at 100.00	AAA	2,080,240
	Minnetonka Independent School District 276, Hennepin County, Minnesota, General Obligation Bonds, Refunding Series 2013H:
525	4.000%, 2/01/25	2/23 at 100.00	Aaa	568,780
600	4.000%, 2/01/26	2/23 at 100.00	Aaa	646,836
1,475	Moose Lake Independent School District 97, Carlton and Pine Counties, Minnesota, General Obligation Bonds, School Buidling Series 2015A, 4.000%, 2/01/30	2/25 at 100.00	Aa2	1,567,394
2,015	North Branch Independent School District 138, Chisago County, Minnesota, General Obligation Bonds, School Building Series 2017A., 4.000%, 2/01/29	2/27 at 100.00	AA+	2,191,272
	Northland Independent School District 118, Minnesota, General Obligation Bonds, Series 2016A:
560	3.000%, 2/01/27	2/24 at 100.00	Aa2	566,059
655	3.000%, 2/01/28	2/24 at 100.00	Aa2	656,048
1,185	3.000%, 2/01/29	2/24 at 100.00	Aa2	1,178,423
620	OtterTail County, Minnesota, General Obligation Bonds, Disposal System - Prairie Lakes Municipal Authority, Series 2011, 4.750%, 5/01/27 (Alternative Minimum Tax)	5/21 at 100.00	AA+	670,022
1,880	Perham Independent School District 549, Minnesota, General Obligation Bonds, Series 2016A, 3.000%, 2/01/30	2/24 at 100.00	Aa2	1,846,630

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Richfield Independent School District 280, Hennepin County, Minnesota, General Obligation Bonds, School Buildings Series 2018A:
$ 415	4.000%, 2/01/35 (WI/DD, Settling 3/01/18)	2/27 at 100.00	AA+	$435,302
2,000	4.000%, 2/01/36 (WI/DD, Settling 3/01/18)	2/27 at 100.00	AA+	2,090,000
	Roseville Independent School District 623, Ramsey County, Minnesota, General Obligation Bonds, School Building Refunding Series 2018A.:
1,500	4.000%, 2/01/35	2/27 at 100.00	Aa2	1,572,210
2,500	4.000%, 2/01/36	2/27 at 100.00	Aa2	2,614,450
1,595	Rushford Peterson Independent School District 239, Minnesota, General Obligation Bonds, School Building Series 2015A, 4.000%, 2/01/29	2/25 at 100.00	Aa2	1,695,948
1,100	Saint Cloud Independent School District 742, Stearns County, Minnesota, General Obligation Bonds, Series 2015A, 4.000%, 2/01/30	2/25 at 100.00	Aa2	1,176,714
575	Saint Francis Independent School District 15, Minnesota, General Obligation Bonds, School Building Series 2018A., 4.000%, 2/01/34	2/23 at 100.00	Aa2	596,545
600	Saint Louis County Independent School District 2142, Minnesota, General Obligation Bonds, Refunding School Building Series 2014A, 3.500%, 2/01/23	2/22 at 100.00	AA+	626,334
2,035	Saint Louis Park Independent School District 283, Minnesota, General Obligation Bonds, Series 2018A., 4.000%, 2/01/31	2/27 at 100.00	Aa2	2,184,857
1,565	Saint Michael Independent School District 885, Wright County, Minnesota, General Obligation Bonds, Refunding Series 2014A, 4.000%, 2/01/26	2/24 at 100.00	Aa2	1,691,499
	Saint Michael Independent School District 885, Wright County, Minnesota, General Obligation Bonds, School Building Series 2017A:
1,340	4.000%, 2/01/28	2/26 at 100.00	Aa2	1,459,367
750	3.125%, 2/01/31	2/26 at 100.00	Aa2	744,075
1,225	3.200%, 2/01/32	2/26 at 100.00	Aa2	1,216,805
1,215	Shakopee Independent School District 720, Scott County, Minnesota, General Obligation Bonds, School Building Series 2015A, 5.000%, 2/01/23	No Opt. Call	Aa2	1,378,673
1,240	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, Alternate Facilities Series 2014A, 3.500%, 2/01/27	2/24 at 100.00	Aa2	1,301,479
2,000	Stillwater Independent School District 834, Washington County, Minnesota, General Obligation Bonds, School Building Series 2015A, 4.000%, 2/01/28	2/24 at 100.00	Aa2	2,140,060
62,020	Total Tax Obligation/General			65,402,136
	Tax Obligation/Limited – 4.4%
780	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31	1/22 at 100.00	A	819,569
2,685	Minneapolis Special School District 1, Hennepin County, Minnesota, Certificates of Participation, Full Term Series 2015D, 3.000%, 2/01/29	2/24 at 100.00	AA+	2,648,001
1,015	Minneapolis Special School District 1, Hennepin County, Minnesota, Certificates of Participation, Full Term Series 2017C., 4.000%, 2/01/31	2/28 at 100.00	AA+	1,092,434

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park Project, Refunding Series 2015:
$ 215	3.050%, 3/01/21	No Opt. Call	N/R	$217,090
495	3.650%, 3/01/24	3/23 at 100.00	N/R	505,672
200	3.800%, 3/01/25	3/23 at 100.00	N/R	204,294
200	4.000%, 3/01/27	3/23 at 100.00	N/R	204,684
500	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Ivy Tower Project, Series 2015, 5.000%, 3/01/29	3/24 at 100.00	N/R	517,795
340	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St. Anthony Falls Project, Refunding Series 2015, 4.000%, 3/01/24	3/23 at 100.00	N/R	347,106
1,115	Minneapolis, Minnesota, Tax Incriment Revenue Bonds, Ivy Tower Project, Series 2015, 4.000%, 3/01/25	3/24 at 100.00	N/R	1,129,250
1,170	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2015C, 4.000%, 8/01/27	8/24 at 100.00	AA	1,244,810
1,185	Minnesota Housing Finance Agency, Nonprofit Housing Bonds, State Appropriation Series 2011, 5.250%, 8/01/27	8/21 at 100.00	AA	1,316,843
	Northeast Metropolitan Intermediate School District 916, White Bear Lake, Minnesota, Certificates of Particpation, Series 2015B:
605	3.125%, 2/01/29	2/25 at 100.00	A1	601,939
350	3.250%, 2/01/30	2/25 at 100.00	A1	348,281
	Plymouth Intermediate District 287, Minnesota, Facilities Maintence Bonds, Series 2017B:
105	5.000%, 5/01/22	No Opt. Call	A1	115,622
235	4.000%, 5/01/26	No Opt. Call	A1	256,162
175	4.000%, 5/01/27	No Opt. Call	A1	190,094
630	Saint Cloud Independent School District 742, Stearns County, Minnesota, Certificates of Participation, Saint Cloud Area Public Schools, Series 2017A, 5.000%, 2/01/30	2/25 at 100.00	A1	716,134
735	Saint Paul, Minnesota, Sales Tax Revenue Bonds, Series 2014G, 5.000%, 11/01/29	11/24 at 100.00	A+	835,518
1,895	University of Minnesota, Special Purpose Revenue Bonds, State Supported Biomedical Science Research Facilities Funding Program, Series 2011B, 5.000%, 8/01/23	8/21 at 100.00	AA	2,092,231
500	Worthington Independent School District 518, Nobles County, Minnesota, Certificates of Participation, Series 2017A, 4.000%, 2/01/30	2/26 at 100.00	A+	524,190
15,130	Total Tax Obligation/Limited			15,927,719
	Transportation – 5.3%
	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Senior Lien Series 2009A:
1,000	4.000%, 1/01/19	No Opt. Call	AA-	1,021,210
1,000	5.000%, 1/01/20	1/19 at 100.00	AA-	1,029,180
500	5.000%, 1/01/21	1/19 at 100.00	AA-	514,550
2,330	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2011A, 5.000%, 1/01/25	1/21 at 100.00	A+	2,527,398

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2012B:
$ 2,550	5.000%, 1/01/29	1/22 at 100.00	A+	$2,806,887
2,750	5.000%, 1/01/30	1/22 at 100.00	A+	3,002,725
2,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014A, 5.000%, 1/01/30	1/24 at 100.00	A+	2,252,300
	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C:
650	5.000%, 1/01/34	1/27 at 100.00	AA-	752,355
1,940	5.000%, 1/01/35	1/27 at 100.00	AA-	2,238,954
1,325	5.000%, 1/01/37	1/27 at 100.00	AA-	1,522,531
1,630	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien Series 2010D, 4.000%, 1/01/23 (Alternative Minimum Tax)	1/20 at 100.00	A+	1,676,683
17,675	Total Transportation			19,344,773
	U.S. Guaranteed – 12.7% (4)
395	Anoka County, Minnesota, Charter School Lease Revenue Bonds, Spectrum Building Company, Series 2012A, 5.000%, 6/01/32 (Pre-refunded 6/01/20)	6/20 at 102.00	BBB-	431,771
	Bemidji, Minnesota, General Obligation Bonds, Refunding Sales Tax Series 2011:
635	5.500%, 2/01/23 (Pre-refunded 2/01/21)	2/21 at 100.00	A1	702,539
750	5.500%, 2/01/24 (Pre-refunded 2/01/21)	2/21 at 100.00	A1	829,770
875	5.500%, 2/01/25 (Pre-refunded 2/01/21)	2/21 at 100.00	A1	968,065
1,010	5.500%, 2/01/26 (Pre-refunded 2/01/21)	2/21 at 100.00	A1	1,117,424
1,150	5.500%, 2/01/27 (Pre-refunded 2/01/21)	2/21 at 100.00	A1	1,272,314
1,910	Duluth Independent School District 709, Minnesota, Certificates of Participation, Series 2008B, 4.000%, 2/01/19 (ETM)	No Opt. Call	AA+	1,955,630
4,575	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2008A, 6.375%, 11/15/23 (Pre-refunded 11/15/18)	11/18 at 100.00	A+	4,735,125
3,495	Minneapolis, Minnesota, Revenue Bonds, National Marrow Donor Program Project, Series 2010, 4.250%, 8/01/20 (Pre-refunded 8/01/18)	8/18 at 100.00	N/R	3,536,660
300	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Benedict, Series 2011-7M, 5.000%, 3/01/31 (Pre-refunded 3/01/20)	3/20 at 100.00	Baa1	319,725
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Gustavus Adolfus College, Series 2010-7B:
1,040	5.000%, 10/01/23 (Pre-refunded 10/01/19)	10/19 at 100.00	A3	1,094,954
175	4.250%, 10/01/24 (Pre-refunded 10/01/19)	10/19 at 100.00	A3	182,208
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Hamline University of Minnesota, Refunding Series 2010E:
1,000	4.125%, 10/01/18 (ETM)	No Opt. Call	Baa3	1,015,980
1,385	4.375%, 10/01/20 (ETM)	No Opt. Call	Baa3	1,479,222
500	4.500%, 10/01/21 (Pre-refunded 10/01/20)	10/20 at 100.00	Baa3	535,590
250	5.000%, 10/01/29 (Pre-refunded 10/01/20)	10/20 at 100.00	Baa3	270,937

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Hamline University, Series 2011-7K1:
$ 1,000	4.250%, 10/01/18 (ETM)	No Opt. Call	Baa3	$1,016,700
625	6.000%, 10/01/32 (Pre-refunded 10/01/21)	10/21 at 100.00	Baa3	714,919
	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2009-7A:
1,125	4.500%, 10/01/18 (ETM)	No Opt. Call	A2	1,145,745
1,975	4.500%, 10/01/19 (ETM)	No Opt. Call	A2	2,065,593
	Minnesota Higher Education Facilities Authority, Saint John's University Revenue Bonds, Series 2008-6U:
290	4.200%, 10/01/19 (Pre-refunded 10/01/18)	10/18 at 100.00	A2	294,846
385	4.300%, 10/01/20 (Pre-refunded 10/01/18)	10/18 at 100.00	A2	391,657
145	4.500%, 10/01/22 (Pre-refunded 10/01/18)	10/18 at 100.00	A2	147,674
1,000	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series 2008D, 5.375%, 5/01/31 (Pre-refunded 5/01/19) – AGC Insured	5/19 at 100.00	A1	1,044,280
965	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series 2010A, 4.250%, 5/01/21 (Pre-refunded 5/01/20)	5/20 at 100.00	N/R	1,018,316
2,500	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Park Nicollet Health Services, Refunding Series 2008C, 5.625%, 7/01/26 (Pre-refunded 7/01/18)	7/18 at 100.00	Aaa	2,535,900
1,480	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Park Nicollet Health Services, Refunding Series 2009, 5.500%, 7/01/29 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	1,557,463
1,595	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Allina Health System, Series 2009A-1, 5.000%, 11/15/24 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R	1,686,808
1,025	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Gillette Children's Specialty Healthcare Project, Series 2009, 5.000%, 2/01/19 (ETM)	No Opt. Call	N/R	1,057,810
	St Paul Housing and Redevelopment Authority, Minnesota, Parking Revenue Bonds, Parking Facilities Project, Refunding Series 2010A:
805	4.000%, 8/01/21 (Pre-refunded 8/01/18)	8/18 at 102.00	A+	829,947
895	4.125%, 8/01/23 (Pre-refunded 8/01/18)	8/18 at 102.00	A+	923,192
935	4.250%, 8/01/24 (Pre-refunded 8/01/18)	8/18 at 102.00	A+	964,939
575	4.250%, 8/01/25 (Pre-refunded 8/01/18)	8/18 at 102.00	A+	593,411
	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 2015A:
1,000	5.000%, 11/15/29 (Pre-refunded 11/15/25)	11/25 at 100.00	A+	1,184,140
2,285	5.000%, 11/15/30 (Pre-refunded 11/15/25)	11/25 at 100.00	A+	2,705,760
1,250	5.250%, 11/15/35 (Pre-refunded 11/15/20)	11/20 at 100.00	A+	1,363,925
485	5.000%, 11/15/40 (Pre-refunded 11/15/25)	11/25 at 100.00	A+	574,308

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
	Stevens County Housing and Redevelopment Authority, Minnesota, Public Project Revenue Bonds, Series 2009A:
$ 325	4.000%, 2/01/19 (ETM)	No Opt. Call	AA-	$332,615
340	4.100%, 2/01/20 (ETM)	No Opt. Call	AA-	355,691
1,020	University of Minnesota, General Revenue Bonds, Series 2009C, 5.000%, 12/01/19 (Pre-refunded 6/01/19)	6/19 at 100.00	Aa1	1,064,186
43,470	Total U.S. Guaranteed			46,017,739
	Utilities – 11.3%
	Brainerd, Minnesota, Electric Utility Revenue Bonds, Series 2014A:
395	3.500%, 12/01/22 – AGM Insured	No Opt. Call	AA	415,647
475	4.000%, 12/01/28	12/24 at 100.00	AA	497,292
495	4.000%, 12/01/29	12/24 at 100.00	AA	514,572
1,140	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/25 – AGM Insured	10/22 at 100.00	AA	1,249,714
	Hutchinson, Minnesota, Public Utility Revenue Bonds, Refunding Series 2012A:
500	5.000%, 12/01/25	12/22 at 100.00	A1	557,505
670	5.000%, 12/01/26	12/22 at 100.00	A1	746,420
340	Marshall, Minnesota, Public Utility Revenue Bonds, Series 2009A, 3.750%, 7/01/18 – AGC Insured	No Opt. Call	AA	342,540
	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2014:
500	5.000%, 10/01/29	10/24 at 100.00	A2	572,790
500	5.000%, 10/01/30	10/24 at 100.00	A2	571,490
1,000	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2014A, 3.500%, 10/01/28	10/24 at 100.00	A2	1,007,010
3,090	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2010A-1, 5.000%, 1/01/20	No Opt. Call	A-	3,273,515
1,430	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2013A, 5.000%, 1/01/30	1/23 at 100.00	A-	1,567,780
570	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2013B, 5.000%, 12/01/33	12/23 at 100.00	Aa3	642,572
750	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2015E, 3.000%, 12/01/29	12/25 at 100.00	Aa3	736,110
	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2017A:
1,000	5.000%, 12/01/33	12/26 at 100.00	Aa3	1,154,490
450	5.000%, 12/01/34	12/26 at 100.00	Aa3	517,280
580	5.000%, 12/01/35	12/26 at 100.00	Aa3	665,753
1,070	Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds, Series 2017-4, 4.000%, 10/01/40 (Alternative Minimum Tax)	10/27 at 100.00	A-	1,080,165
2,500	Southern Minnesota Municipal Power Agency Power Supply System Revenue Bonds, Series 2015A, 4.000%, 1/01/30	1/26 at 100.00	A+	2,644,575

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Southern Minnesota Municipal Power Agency, Power Supply System Revenue Bonds, Series 1994A:
$ 3,500	0.000%, 1/01/20 – NPFG Insured	No Opt. Call	A+	$3,382,155
5,000	0.000%, 1/01/21 – NPFG Insured	No Opt. Call	A+	4,715,550
	Western Minnesota Municipal Power Agency, Power Supply Revenue Bonds, Refunding Series 2012A:
1,000	3.000%, 1/01/28	1/23 at 100.00	Aa3	1,005,350
1,250	5.000%, 1/01/29	1/23 at 100.00	Aa3	1,395,550
	Western Minnesota Municipal Power Agency, Power Supply Revenue Bonds, Refunding Series 2015A:
1,335	5.000%, 1/01/31	1/26 at 100.00	Aa3	1,529,069
1,000	5.000%, 1/01/33	1/26 at 100.00	Aa3	1,136,370
	Western Minnesota Municipal Power Agency, Power Supply Revenue Bonds, Series 2014A:
2,850	5.000%, 1/01/29	1/24 at 100.00	Aa3	3,230,931
2,750	5.000%, 1/01/30	1/24 at 100.00	Aa3	3,109,617
1,000	5.000%, 1/01/31	1/24 at 100.00	Aa3	1,127,880
1,150	5.000%, 1/01/32	1/24 at 100.00	Aa3	1,294,406
38,290	Total Utilities			40,684,098
	Water and Sewer – 1.2%
	Buffalo, Minnesota, Water and Sewer Revenue Bonds, Refunding Series 2014A:
1,905	4.000%, 11/01/24 – BAM Insured	11/23 at 100.00	AA	2,054,981
2,000	4.000%, 11/01/28 – BAM Insured	11/23 at 100.00	AA	2,103,400
250	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 7/01/22	No Opt. Call	A-	274,705
4,155	Total Water and Sewer			4,433,086

$ 335,810	Total Long-Term Investments (cost $347,669,758)			354,730,014

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 3.2%
	MUNICIPAL BONDS – 3.2%
	Housing/Single Family – 0.7%
$ 300	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Variable Rate Demand Obligation, Series 2015D, 1.850%, 1/01/46 (Alternative Minimum Tax) (5)	5/18 at 100.00	A-1+	$300,000
1,340	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Variable Rate Demand Obligation, Series 2015G, 1.090%, 1/01/34 (5)	5/18 at 100.00	A-1+	1,340,000
900	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Variable Rate Demand Obligation, Series 2017F, 1.090%, 1/01/41 (5)	5/18 at 100.00	A-1+	900,000
2,540	Total Housing/Single Family			2,540,000
	Health Care – 2.0%
6,030	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Variable Rate Demand Obligation, Mayo Clinic Series 2008A, 1.050%, 11/15/38 (5)	5/18 at 100.00	A-1+	6,030,000
1,000	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Variable Rate Demand Series 2016, 1.100%, 11/15/47 (5)	5/18 at 100.00	A-1+	1,000,000
300	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Variable Rate Demand Obligation, Mayo Clinic Series 2008B, 1.050%, 11/15/38 (5)	5/18 at 100.00	A-1+	300,000
7,330	Total Health Care			7,330,000
	Education and Civic Organizations – 0.5%
1,700	Minneapolis, Minnesota, Revenue Bonds, Variable Rate Demand Obligation, University Gateway Project, Refunding Series 2009, 1.090%, 12/01/40 (5)	5/18 at 100.00	A-1	1,700,000
$ 11,570	Total Short-Term Investments (cost $11,570,000)			11,570,000
	Total Investments (cost $359,239,758) – 101.3%			366,300,014
	Other Assets Less Liabilities – (1.3)%			(4,840,354)
	Net Assets – 100%			$ 361,459,660
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –       Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –       Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –       Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$354,730,014	$ —	$354,730,014
Short-Term Investments:
Municipal Bonds	—	11,570,000	—	11,570,000
Total	$ —	$366,300,014	$ —	$366,300,014
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of February 28, 2018.
Tax cost of investments	$358,954,638
Gross unrealized:
Appreciation	$ 9,100,981
Depreciation	(1,755,605)
Net unrealized appreciation (depreciation) of investments	$ 7,345,376
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Investment has maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM	Escrowed to maturity.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Nuveen Minnesota Municipal Bond Fund
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.4%
	MUNICIPAL BONDS – 98.4%
	Consumer Staples – 0.5%
$ 1,800	Moorhead, Minnesota, Recovery Zone Facility Revenue Bonds, American Crystal Sugar Company Project, Series 2010, 5.650%, 6/01/27	6/20 at 100.00	BBB+	$ 1,903,230
	Education and Civic Organizations – 15.4%
65	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A, 4.250%, 8/01/46	8/26 at 100.00	BB+	62,106
800	Chaska, Minnesota, Lease Revenue Bonds, World Learner School Project, Series, 8.000%, 12/01/43	12/21 at 100.00	N/R	889,072
100	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project, Series 2016A, 5.000%, 7/01/36	7/24 at 102.00	N/R	101,491
1,000	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project,Series 2016A, 5.000%, 7/01/47	7/24 at 102.00	N/R	1,004,670
1,515	City of Woodbury, Minnesota, Charter School Lease Revenue Bonds, Math and Science Academy Building Company, Series 2012A, 5.000%, 12/01/43	12/20 at 102.00	BBB-	1,579,312
	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2015A:
405	5.250%, 7/01/37	7/25 at 100.00	BB+	427,125
500	5.500%, 7/01/50	7/25 at 100.00	BB+	529,935
300	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2016A, 4.000%, 7/01/37	7/25 at 100.00	BB+	286,731
	Duluth Housing & Redevelopment Authority, Minnesota, Lease Revenue Bonds, Duluth Public Schools Academy, Series 2010A:
1,750	5.600%, 11/01/30	11/18 at 102.00	BB+	1,805,895
875	5.875%, 11/01/40	11/18 at 102.00	BB+	899,246
1,000	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2014A, 5.750%, 8/01/44	8/22 at 102.00	BB+	1,071,340
100	Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main Street School of Performing Arts Project, Series 2016A, 5.000%, 7/01/36	7/26 at 100.00	N/R	96,162
5,350	Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus Preparatory School Project, Series 2016A, 5.000%, 11/01/47	11/26 at 100.00	BB	5,379,532
	Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy Project, Series 2014A:
600	5.000%, 7/01/29	7/24 at 100.00	BB+	634,950
1,000	5.000%, 7/01/34	7/24 at 100.00	BB+	1,032,220
525	5.000%, 7/01/44	7/24 at 100.00	BB+	527,189
3,805	Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon Academy Project, Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	N/R	3,579,896

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 100	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha Academies Project, Series 2016A, 5.000%, 7/01/47	7/24 at 102.00	N/R	$98,630
	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Project, Series 2013A:
2,740	6.000%, 7/01/43	7/23 at 100.00	BB	2,847,134
1,260	6.125%, 7/01/48	7/23 at 100.00	BB	1,313,550
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Augsburg College, Series 2014-8-C:
440	3.350%, 5/01/22	5/21 at 100.00	Baa3	448,743
395	3.500%, 5/01/23	5/21 at 100.00	Baa3	404,271
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel University, Refunding Series 2017:
1,845	5.000%, 5/01/37	5/27 at 100.00	BBB-	2,025,367
2,200	5.000%, 5/01/47	5/27 at 100.00	BBB-	2,393,688
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton College, Refunding Series 2017:
1,000	4.000%, 3/01/37	3/27 at 100.00	Aa2	1,044,590
1,000	4.000%, 3/01/39	3/27 at 100.00	Aa2	1,041,440
1,835	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Scholastica, Inc., Series 2011-7J, 6.300%, 12/01/40	12/19 at 100.00	Baa2	1,938,843
600	Minnesota Higher Education Facilities Authority, Revenue Bonds, Macalester College, Refunding Series 2017, 4.000%, 3/01/48	3/27 at 100.00	Aa3	623,922
1,085	Minnesota Higher Education Facilities Authority, Revenue Bonds, Macalester College, Refunding Series 2017., 3.000%, 3/01/33	3/27 at 100.00	Aa3	1,017,079
1,000	Minnesota Higher Education Facilities Authority, Revenue Bonds, Macalester College, Series 201528J, 3.250%, 3/01/30	3/25 at 100.00	Aa3	997,040
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint John?s University, Series 2015-8I:
350	5.000%, 10/01/33	10/25 at 100.00	A2	392,350
385	5.000%, 10/01/34	10/25 at 100.00	A2	430,211
340	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2017A., 4.000%, 10/01/36	10/27 at 100.00	A2	354,290
1,950	Moorhead, Minnesota, Educational Facilities Revenue Bonds, The Concordia College Corporation Project, Series 2016, 5.000%, 12/01/40	12/25 at 100.00	Baa1	2,163,642
1,130	Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope Charter School Project, Series 2014A, 5.000%, 9/01/44	9/24 at 100.00	BB+	1,139,345
650	Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter School Project, Series 2004A, 5.500%, 12/01/33	12/21 at 100.00	BBB-	681,037
560	Rice County, Minnesota Educational Facility Revenue Bonds, Shattuck Saint Mary's School Project, Series 2015, 5.000%, 8/01/22, 144A	No Opt. Call	BB+	594,468
130	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A, 5.000%, 4/01/46	4/26 at 100.00	CCC-	83,275

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 2,940	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2016A, 4.125%, 9/01/47	9/24 at 102.00	BBB-	$2,854,446
	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong Education Reform Company, Series 2012A:
1,560	5.250%, 9/01/32	9/20 at 101.00	BB+	1,539,767
1,695	5.500%, 9/01/43	9/20 at 101.00	BB+	1,669,880
	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities Academy Project, Series 2015A:
625	5.300%, 7/01/45	7/25 at 100.00	BB	641,356
1,030	5.375%, 7/01/50	7/25 at 100.00	BB	1,056,564
1,450	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities German Immersion School, Series 2013A, 5.000%, 7/01/44	7/23 at 100.00	BB+	1,468,168
185	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Saint Paul Conservatory for Performing Artists Charter School Project, Series 2013A, 2.600%, 3/01/18	No Opt. Call	BB+	185,000
	Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy Project, Series 2016A:
2,010	5.000%, 10/01/41	10/26 at 100.00	N/R	1,809,422
205	5.125%, 10/01/48	10/26 at 100.00	N/R	183,141
1,435	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Higher Ground Academy Charter School, Series 2013A, 5.000%, 12/01/33	12/22 at 100.00	BBB-	1,500,192
	University of Minnesota, General Obligation Bonds, Series 2014B:
2,235	4.000%, 1/01/33	1/24 at 100.00	Aa1	2,356,115
1,185	4.000%, 1/01/34	1/24 at 100.00	Aa1	1,244,677
20	Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds, Bluffview Montessori School Project, Refunding Series 2016, 4.750%, 6/01/46	6/24 at 100.00	N/R	19,572
57,260	Total Education and Civic Organizations			58,468,087
	Health Care – 16.1%
	Chippewa County, Minnesota, Gross Revenue Hospital Bonds, Montevideo Hospital Project, Refunding Series 2016:
500	4.000%, 3/01/32	3/26 at 100.00	N/R	503,545
2,000	4.000%, 3/01/37	3/26 at 100.00	N/R	1,935,260
	City of Plato, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2017:
550	3.000%, 4/01/26	No Opt. Call	BBB	538,753
485	5.000%, 4/01/41	4/27 at 100.00	BBB	522,757
	Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2013:
375	4.000%, 4/01/22	No Opt. Call	BBB	396,686
500	4.000%, 4/01/27	4/22 at 100.00	BBB	513,055
760	4.000%, 4/01/31	4/22 at 100.00	BBB	774,607

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 2,500	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2010B, 5.750%, 7/01/40	7/20 at 100.00	AA-	$2,671,925
1,000	Maple Grove, Minnesota, Health Care Facilities Revenue Refunding Bonds, North Memorial Health Care, Series 2015, 4.000%, 9/01/35	9/25 at 100.00	Baa1	1,014,250
	Maple Grove, Minnesota, Health Care Facility Revenue Bonds, North Memorial Health Care, Series 2017:
425	5.000%, 5/01/31	5/27 at 100.00	Baa1	483,157
430	5.000%, 5/01/32	5/27 at 100.00	Baa1	486,657
	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2015A:
485	4.000%, 11/15/40	11/25 at 100.00	A+	498,585
2,000	5.000%, 11/15/44	11/25 at 100.00	A+	2,219,440
130	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Children's Health Care, Series 2004A-1 Remarketed, 4.625%, 8/15/29 – AGM Insured	8/20 at 100.00	AA	135,985
2,435	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Children's Health Care, Series 2010A, 5.250%, 8/15/35	8/20 at 100.00	AA-	2,603,819
500	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care System Revenue Bonds, Allina Health System, Refunding Series 2017A, 5.000%, 11/15/29	5/27 at 100.00	AA-	582,500
1,005	Minnesota Agricultural and Economic Development Board, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Refunding Series 2008C-1, 5.000%, 2/15/30 – AGC Insured	2/20 at 100.00	AA	1,058,918
2,400	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Refunding Series 2016B, 5.000%, 11/15/33	No Opt. Call	AA	2,956,656
1,700	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2010, 5.875%, 7/01/30	7/20 at 100.00	A	1,830,781
60	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series 2010A, 5.125%, 5/01/30	5/20 at 100.00	A1	63,674
675	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Series 2016A, 5.000%, 5/01/46	5/26 at 100.00	A1	747,968
	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds, HealthPartners Obligated Group, Refunding Series 2015A:
8,230	5.000%, 7/01/30	7/25 at 100.00	A+	9,271,013
4,500	4.000%, 7/01/35	7/25 at 100.00	A+	4,621,050
1,505	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Allina Health System, Series 2009A-1, 5.250%, 11/15/29	11/19 at 100.00	AA-	1,597,678
	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Fairview Health Services, Series 2017A:
630	4.000%, 11/15/36	11/27 at 100.00	A+	651,502
640	4.000%, 11/15/37	11/27 at 100.00	A+	660,250
9,120	4.000%, 11/15/43	11/27 at 100.00	A+	9,270,206
4,535	5.000%, 11/15/47	11/27 at 100.00	A+	5,078,429

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 1,375	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/36	8/18 at 100.00	N/R	$1,377,282
	Shakopee, Minnesota, Health Care Facilities Revenue Bonds, Saint Francis Regional Medical Center, Refunding Series 2014:
1,980	4.000%, 9/01/31	9/24 at 100.00	A	2,051,082
1,410	5.000%, 9/01/34	9/24 at 100.00	A	1,538,803
	Winona, Minnesota, Health Care Facilities Revenue Bonds, Winona Health Obligated Group, Refunding Series 2012:
500	3.750%, 7/01/21	No Opt. Call	BBB	507,655
350	4.000%, 7/01/22	7/21 at 100.00	BBB	355,114
1,270	4.500%, 7/01/24	7/21 at 100.00	BBB	1,311,973
56,960	Total Health Care			60,831,015
	Housing/Multifamily – 0.7%
2,500	Rochester, Minnesota, Multifamily Housing Revenue Bonds, Essex Place Apartments Project, Series 2012A, 3.750%, 6/01/29	6/22 at 100.00	Aaa	2,571,150
	Housing/Single Family – 1.2%
55	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds, City Living Home Program, Market Series 2011B, 4.100%, 12/01/29	6/21 at 100.00	AA+	56,342
21	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds, City Living Series 2006A-4, 5.000%, 11/01/38 (Alternative Minimum Tax)	7/18 at 100.00	AA+	20,927
180	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds, City Living Series 2007A-2, 5.520%, 3/01/41 (Alternative Minimum Tax)	5/25 at 100.00	AA+	182,916
60	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2011B, 4.000%, 7/01/21	No Opt. Call	Aaa	61,916
	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2011D:
25	4.375%, 7/01/26	7/21 at 100.00	Aaa	25,841
385	4.700%, 1/01/31	7/21 at 100.00	Aaa	402,891
10	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2011E, 4.000%, 7/01/26	7/21 at 100.00	Aaa	10,095
1,060	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2015F, 3.300%, 7/01/29	7/25 at 100.00	AA+	1,067,536
1,210	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2016A, 3.200%, 1/01/33 (Alternative Minimum Tax)	7/25 at 100.00	AA+	1,166,888
1,035	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2017A, 3.200%, 7/01/30 (Alternative Minimum Tax)	1/27 at 100.00	AA+	991,075
500	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2017D., 3.300%, 1/01/30 (Alternative Minimum Tax)	1/27 at 100.00	AA+	479,555
4,541	Total Housing/Single Family			4,465,982

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care – 9.4%
$ 1,590	Anoka, Minnesota, Health Care and Housing Facility Revenue Bonds, The Homestead at Anoka, Inc. Project, Series 2014, 5.125%, 11/01/49	11/24 at 100.00	N/R	$1,624,519
	Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Betty Ford Foundation Project, Series 2014:
375	4.000%, 11/01/39	11/24 at 100.00	Baa1	382,687
500	5.000%, 11/01/44	11/24 at 100.00	Baa1	550,140
1,600	Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Foundation Project, Series 2011, 5.000%, 11/01/41	11/19 at 100.00	Baa1	1,655,984
1,500	Chisago City, Minnesota, Housing and Health Care Revenue Bonds, CDL Homes, LLC Project, Series 2013B, 6.000%, 8/01/43	8/23 at 100.00	N/R	1,568,850
1,500	City of West Saint Paul, Minnesota Housing and Health Care Facilities Revenue Refunding Bonds, Walker Westwood Ridge Campus Project, Series 2017, 5.000%, 11/01/49	11/25 at 100.00	N/R	1,537,320
1,180	Cold Spring, Minnesota, Health Care Facilities Revenue Bonds, Assumption Home, Inc., Refunding Series 2013, 5.200%, 3/01/43	3/20 at 100.00	N/R	1,183,540
	Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield Senior Housing, Inc., Refunding Series 2015:
575	5.250%, 1/01/40	1/23 at 100.00	N/R	595,522
1,175	5.250%, 1/01/46	1/23 at 100.00	N/R	1,213,834
1,195	Dakota County Community Development Agency, Minnesota, Senior Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding Series 2016A, 5.000%, 8/01/46, 144A	8/22 at 100.00	N/R	1,193,148
1,185	Lake Crystal, Minnesota, Housing and Health Care Revenue Bonds, Ecumen Second Century & Owatonna Senior Living Project, Refunding Series 2014A, 4.500%, 9/01/44 (Mandatory put 9/01/24)	9/18 at 100.00	N/R	1,194,990
	Minneapolis, Minnesota, Revenue Bonds, Walker Minneapolis Campus Project, Refunding Series 2012:
450	5.000%, 11/15/24	11/22 at 100.00	N/R	469,089
1,500	4.750%, 11/15/28	11/22 at 100.00	N/R	1,502,400
1,500	Minneapolis, Minnesota, Senior Housing and Healthcare Revenue Bonds, Ecumen Abiitan Mill City Project, Series 2015, 5.250%, 11/01/45	5/23 at 100.00	N/R	1,549,140
2,000	North Oaks, Minnesota, Senior Housing Revenue Bonds, Waverly Gardens Project, Refunding Series 2016, 5.000%, 10/01/47	10/24 at 102.00	N/R	2,158,780
1,000	Oak Park Heights, Minnesota, Senior Housing Revenue Bonds, Oakgreen Commons Project, Memory Care Building, Series 2013, 6.500%, 8/01/43	8/20 at 102.00	N/R	1,037,080
1,055	Owatonna, Minnesota, Housing and Health Care Revenue Bonds, Ecumen?Second Century & Owatonna Senior Living Project, Refunding Series 2014B, 4.500%, 9/01/44 (Mandatory put 9/01/24)	9/18 at 100.00	N/R	1,062,596
1,500	Rochester, Minnesota, Health Care and Housing Revenue Bonds, Samaritan Bethany, Inc. Project, Refunding Series 2017A, 5.000%, 8/01/48	8/25 at 100.00	N/R	1,541,070
2,700	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount Olivet Careview Home Project, Series 2016B, 4.900%, 6/01/49	6/26 at 100.00	N/R	2,800,872
250	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount Olivet Careview Home Project, Series 2016C, 3.150%, 6/01/28	6/21 at 101.00	N/R	245,685

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$ 1,807	Saint Paul Housing and Redevelopment Authority, Minnesota, Nursing Home Revenue Bonds, Episcopal Homes of Minnesota, Series 2006, 5.630%, 10/01/33	4/18 at 100.00	N/R	$1,807,946
1,100	Saint Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Rossy & Richard Shaller Family Sholom East Campus, Series 2007A, 5.250%, 10/01/42	10/18 at 100.00	N/R	1,095,435
1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Senior Housing and Health Care Revenue Bonds, Episcopal Homes Project, Refunding Series 2012A, 5.150%, 11/01/42	11/20 at 100.00	N/R	1,002,890
	Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue Bonds, Presbyterian Homes Bloomington Project, Refunding Series 2017:
590	4.000%, 9/01/31	9/24 at 100.00	N/R	615,028
400	4.000%, 9/01/32	9/24 at 100.00	N/R	415,540
500	4.100%, 9/01/33	9/24 at 100.00	N/R	520,840
315	4.200%, 9/01/36	9/24 at 100.00	N/R	328,460
300	4.250%, 9/01/37	9/24 at 100.00	N/R	313,152
800	Sartell, Minnesota, Health Care and Housing Facilities Revenue Bonds, Country Manor Campus LLC Project, Series 2012A, 5.250%, 9/01/30	9/22 at 100.00	N/R	864,704
2,390	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Lutheran Home, Refunding Series 2013, 5.125%, 1/01/39	1/23 at 100.00	N/R	2,411,701
	Wayzata, Minnesota, Senior Housing Revenue Bonds, Folkestone Senior Living Community, Series 2012A:
700	5.500%, 11/01/32	5/19 at 102.00	N/R	730,639
330	6.000%, 5/01/47	5/19 at 102.00	N/R	345,183
34,562	Total Long-Term Care			35,518,764
	Materials – 0.5%
2,150	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37 (Alternative Minimum Tax), 144A	10/22 at 100.00	BBB-	2,019,215
	Tax Obligation/General – 19.6%
1,710	Alexandria Independent School District 206, Douglas County, Minnesota, General Obligation Bonds, Refunding School Building Series 2015B, 5.000%, 2/01/25	No Opt. Call	Aa2	2,003,539
1,875	Bemidji Independent School District 31, Beltrami County, Minnesota, General Obligation Bonds, Refunding Series 2015A, 3.000%, 4/01/30	4/26 at 100.00	AA+	1,833,956
1,570	Bemidji, Minnesota, General Obligation Bonds, Refunding Sales Tax Series 2017A, 5.000%, 2/01/25 – AGM Insured	No Opt. Call	AA	1,826,428
2,000	Bloomington Independent School District 271, Hennepin County, Minnesota, General Obligation Bonds, Facilities Maintenance, Series 2017A, 4.000%, 2/01/40	2/27 at 100.00	AA+	2,093,140
	Brooklyn Center Independent School District 286, Minnesota, General Obligation Bonds, Series 2018A:
1,880	4.000%, 2/01/38 (WI/DD, Settling 3/15/18)	2/27 at 100.00	Aa2	1,948,225
2,715	4.000%, 2/01/41 (WI/DD, Settling 3/15/18)	2/27 at 100.00	Aa2	2,798,893
2,485	Burnsville Independent School District 191, Dakota and Scott Counties, Minnesota, General Obligation Bonds, School Building Series 2015A, 3.250%, 2/01/35	2/25 at 100.00	Aa2	2,418,551

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 2,345	Chisago Lakes, Minnesota, Independent School District 2144, General Obligation Bonds, Series 2017A, 3.000%, 2/01/32	2/27 at 100.00	AA+	$2,261,893
915	Circle Pines Independent School District 12, Centennial, Minnesota, General Obligation Bonds, School Building Series 2015A, 0.000%, 2/01/34	2/25 at 70.20	AA+	505,684
1,005	Clay County, Minnesota, General Obligation Bonds, Capital Improvement Series 2017B, 3.000%, 2/01/31	2/27 at 100.00	AA+	984,900
1,000	Cloquet Independent School District 94, Carlton and Saint Louis Counties, Minnesota, General Obligation Bonds, School Building Series 2015B, 4.000%, 2/01/36	2/25 at 100.00	Aa2	1,028,590
	Cloquet Independent School District 94, Carlton and Sant Louis Counties, Minnesota, General Obligation Bonds, School Building Series 2015B:
1,000	5.000%, 2/01/26	2/25 at 100.00	Aa2	1,164,020
1,000	5.000%, 2/01/27	2/25 at 100.00	Aa2	1,158,500
1,100	Dakota County Community Development Agency, Minnesota, Governmental Housing Development General Obligation Bonds, Series 2015A, 4.000%, 1/01/42	1/23 at 100.00	Aaa	1,123,716
	Delano Independent School District 879, Minnesota, General Obligation Bonds, Refunding School Building Series 2016A:
1,000	3.000%, 2/01/32	2/26 at 100.00	Aa2	949,010
1,455	3.000%, 2/01/34	2/26 at 100.00	Aa2	1,382,177
1,000	Farmington Independent School District 192, Dakota County, Minnesota, General Obligation Bonds, Refunding School Building Series 2015A, 4.000%, 2/01/27	2/24 at 100.00	Aa2	1,074,000
515	Forest Lake Independent School District 831, Washington County, Minnesota, General Obligation Bonds, School Building Series 2016A, 3.125%, 2/01/40	2/26 at 100.00	AA+	481,103
	Fridley Independent School District 14, Anoka County, Minnesota, General Obligation Bonds, Alternative Facility, Series 2016B:
2,620	5.000%, 2/01/27	2/26 at 100.00	Aa2	3,069,147
1,075	4.000%, 2/01/28	2/26 at 100.00	Aa2	1,162,806
480	Fridley, Minnesota, General Obligation Bonds, Capital Improvement Plan, Series 2017, 3.250%, 2/01/34	2/26 at 100.00	Aa2	469,464
2,500	Independent School District 2310(Sibley East), Minnesota, General Obligation School Building Bonds, Series 2015A, 4.000%, 2/01/40	2/25 at 100.00	Aa2	2,565,275
5,000	Independent School District 621, Mounds View, Minnesota, General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/41 (WI/DD, Settling 3/15/18)	2/27 at 100.00	AA+	5,177,600
	Madison, Minnesota, General Obligation Bonds, Refunding Series 2015A:
660	3.600%, 1/01/35 – AGM Insured	1/23 at 100.00	AA	666,989
500	4.000%, 1/01/45 – AGM Insured	1/23 at 100.00	AA	506,115
1,000	Mahtomedi Independent School District 832, Minnesota, General Obligation Bonds, Refunding School Building Series 2014A, 5.000%, 2/01/26	2/25 at 100.00	AA+	1,160,560
2,000	Mankato Independent School District 77, Minnesota, General Obligation Bonds, School Building Series 2014A, 4.000%, 2/01/28	2/24 at 100.00	AA+	2,141,200
1,035	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, Alternate Facility Series 2015B, 3.000%, 2/01/31	2/24 at 100.00	AA+	1,006,807
1,000	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, Long-Term Facilities Maintenance Series 2017B, 4.000%, 2/01/38	2/28 at 100.00	AA+	1,054,420

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 1,280	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, School Building Series 2017A, 4.000%, 2/01/32	2/28 at 100.00	AA+	$1,381,056
1,185	Minnesota State, General Obligation Bonds, Various Purpose Series 2015A, 5.000%, 8/01/32	8/25 at 100.00	AAA	1,372,159
550	Mountain Lake, Minnesota, General Obligation Bonds, Series 2017B, 4.000%, 2/01/43	2/25 at 100.00	A+	565,043
4,000	Richfield Independent School District 280, Hennepin County, Minnesota, General Obligation Bonds, School Buildings Series 2018A, 4.000%, 2/01/40 (WI/DD, Settling 3/01/18)	2/27 at 100.00	AA+	4,145,720
1,000	Robbinsdale Independent School District 281, Hennepin County, Minnesota, General Obligation Bonds, Series 2016C, 3.000%, 2/01/31	2/26 at 100.00	AA+	972,760
930	Rocori Independent School District 750, Stearns County, Minnesota, General Obligation Bonds, School Building Series 2017A, 4.000%, 2/01/28	2/27 at 100.00	Aa2	1,025,195
	Roseville Independent School District 623, Ramsey County, Minnesota, General Obligation Bonds, School Building Refunding Series 2018A.:
2,000	4.000%, 2/01/35	2/27 at 100.00	Aa2	2,096,280
2,500	4.000%, 2/01/36	2/27 at 100.00	Aa2	2,614,450
	Saint Cloud Independent School District 742, Stearns County, Minnesota, General Obligation Bonds, Series 2015A:
450	3.125%, 2/01/33	2/25 at 100.00	Aa2	437,153
525	3.125%, 2/01/35	2/25 at 100.00	Aa2	501,963
250	Saint Francis Independent School District 15, Minnesota, General Obligation Bonds, School Building Series 2017A., 3.500%, 2/01/34	2/23 at 100.00	Aa2	249,995
575	Saint Francis Independent School District 15, Minnesota, General Obligation Bonds, School Building Series 2018A., 4.000%, 2/01/35	2/23 at 100.00	Aa2	595,487
1,000	Saint James Independent School District 840, Minnesota, General Obligation Bonds, School Building Series 2015B, 4.000%, 2/01/45	2/26 at 100.00	AA+	1,039,890
2,030	Saint Louis Park Independent School District 283, Minnesota, General Obligation Bonds, Series 2018A., 4.000%, 2/01/31	2/27 at 100.00	Aa2	2,179,489
	Saint Michael Independent School District 885, Wright County, Minnesota, General Obligation Bonds, School Building Series 2017A:
1,400	4.000%, 2/01/30	2/26 at 100.00	Aa2	1,498,966
1,885	3.200%, 2/01/32	2/26 at 100.00	Aa2	1,872,389
1,295	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, School Building Series 2016C, 3.000%, 2/01/30	2/26 at 100.00	Aa2	1,273,270
3,000	Spring Lake Independent School District 16, Anoka County, Minnesota, General Obligation Bonds, Refunding School Building Series 2016A, 3.000%, 2/01/35	2/26 at 100.00	Aa2	2,786,070
1,315	Waseca Independent School District 829, Steele, Rice, and Waseca Counties, Minnesota, General Obligation Bonds, Series 2015A, 4.000%, 2/01/27	2/26 at 100.00	Aa2	1,429,208
71,610	Total Tax Obligation/General			74,053,251
	Tax Obligation/Limited – 5.1%
600	Elbow Lake Economic Development Authority, Minnesota, Lease Revenue Bonds, Public Project, Series 2017A, 4.200%, 12/15/43	12/27 at 100.00	N/R	596,226

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 135	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park Project, Refunding Series 2015, 4.000%, 3/01/30	3/23 at 100.00	N/R	$136,955
325	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St. Anthony Falls Project, Refunding Series 2015, 4.000%, 3/01/27	3/23 at 100.00	N/R	322,335
1,090	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2015C, 3.250%, 8/01/30	8/24 at 100.00	AA	1,076,800
	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2016C:
385	4.000%, 8/01/34	8/25 at 100.00	AA	399,249
400	4.000%, 8/01/35	8/25 at 100.00	AA	413,744
	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2017A:
200	4.000%, 8/01/30	8/27 at 100.00	AA	215,272
475	4.000%, 8/01/34	8/27 at 100.00	AA	504,079
325	4.000%, 8/01/35	8/27 at 100.00	AA	343,814
580	Northeast Metropolitan Intermediate School District 916, White Bear Lake, Minnesota, Certificates of Participation, Series 2015A, 3.750%, 2/01/36	2/25 at 100.00	A1	581,740
4,600	Northeast Metropolitan Intermediate School District 916, White Bear Lake, Minnesota, Certificates of Participation, Series 2015B, 4.000%, 2/01/42	2/25 at 100.00	A1	4,697,474
1,470	Northeast Metropolitan Intermediate School District 916, White Bear Lake, Minnesota, Certificates of Particpation, Series 2015A, 3.625%, 2/01/34	2/25 at 100.00	A1	1,470,412
1,000	Plymouth Intermediate District 287, Minnesota, Certificates of Participation, Refunding Series 2017A, 4.000%, 2/01/36	2/27 at 100.00	A1	1,042,650
	Plymouth Intermediate District 287, Minnesota, Facilities Maintence Bonds, Series 2017B:
175	4.000%, 5/01/29	5/27 at 100.00	A1	186,468
200	4.000%, 5/01/32	5/27 at 100.00	A1	211,636
100	4.000%, 5/01/33	5/27 at 100.00	A1	105,250
	Saint Cloud Independent School District 742, Stearns County, Minnesota, Certificates of Participation, Saint Cloud Area Public Schools, Series 2017A:
355	5.000%, 2/01/32	2/25 at 100.00	A1	401,153
520	5.000%, 2/01/34	2/25 at 100.00	A1	584,490
	Saint Paul Housing and Redevelopment Authority, Minnesota, Multifamily Housing Revenue Bonds, 2700 University at Westgate Station, Series 2015B:
500	4.250%, 4/01/25	4/23 at 100.00	N/R	504,855
430	4.875%, 4/01/30	4/23 at 100.00	N/R	432,890
1,665	5.250%, 4/01/43	4/23 at 100.00	N/R	1,665,350
	Saint Paul Housing and Redevelopment Authority, Minnesota, Upper Landing Project Tax Increment Revenue Refunding Bonds, Series 2012:
600	5.000%, 9/01/26	3/20 at 102.00	N/R	628,530
1,360	5.000%, 3/01/29	3/20 at 102.00	N/R	1,417,936

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 1,530	Worthington Independent School District 518, Nobles County, Minnesota, Certificates of Participation, Series 2017A, 4.000%, 2/01/42	2/26 at 100.00	A+	$ 1,563,308
19,020	Total Tax Obligation/Limited			19,502,616
	Transportation – 4.9%
1,000	Minneapolis, Minnesota, Recovery Zone Facility Revenue Bonds, Mozaic Parking, LLC Project, Series 2010A, 8.500%, 1/01/41	1/21 at 100.00	N/R	1,023,130
4,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Senior Lien Series 2009B, 5.000%, 1/01/20 (Alternative Minimum Tax)	1/19 at 100.00	AA-	4,111,680
135	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Senior Lien Series 2016A, 5.000%, 1/01/31	1/27 at 100.00	AA-	158,204
130	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2011A, 3.500%, 1/01/24	1/21 at 100.00	A+	134,212
275	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2012B, 5.000%, 1/01/28	1/22 at 100.00	A+	302,918
	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014A:
2,000	5.000%, 1/01/31	1/24 at 100.00	A+	2,244,260
1,175	5.000%, 1/01/32	1/24 at 100.00	A+	1,315,142
800	5.000%, 1/01/33	1/24 at 100.00	A+	893,584
	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014B:
1,000	5.000%, 1/01/25 (Alternative Minimum Tax)	1/24 at 100.00	A+	1,131,340
750	5.000%, 1/01/26 (Alternative Minimum Tax)	1/24 at 100.00	A+	844,178
	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C:
1,530	5.000%, 1/01/37	1/27 at 100.00	AA-	1,758,092
1,000	5.000%, 1/01/41	1/27 at 100.00	AA-	1,146,580
3,000	5.000%, 1/01/46	1/27 at 100.00	AA-	3,414,900
120	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien Series 2010D, 4.000%, 1/01/23 (Alternative Minimum Tax)	1/20 at 100.00	A+	123,437
16,915	Total Transportation			18,601,657
	U.S. Guaranteed – 12.6% (4)
660	Anoka County, Minnesota, Charter School Lease Revenue Bonds, Spectrum Building Company, Series 2012A, 5.000%, 6/01/43 (Pre-refunded 6/01/20)	6/20 at 102.00	BBB-	721,439
1,680	Anoka County, Minnesota, Charter School Lease Revenue Bonds, Spectrum Building Company, Series 2014A, 5.000%, 6/01/47 (Pre-refunded 6/01/20)	6/20 at 102.00	BBB-	1,836,391
10,000	Bemidji, Minnesota, General Obligation Bonds, Refunding Sales Tax Series 2011, 6.000%, 2/01/41 (Pre-refunded 2/01/21)	2/21 at 100.00	A1	11,205,100
1,135	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy PRoject, Series 2013A, 5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R	1,327,995
2,000	Duluth Independent School District 709, Minnesota, Certificates of Participation, Series 2008B, 4.000%, 2/01/19 (ETM)	No Opt. Call	AA+	2,047,780

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2008A:
$ 40	6.000%, 11/15/18 (ETM)	No Opt. Call	A+	$41,296
3,225	6.625%, 11/15/28 (Pre-refunded 11/15/18)	11/18 at 100.00	A+	3,342,358
245	6.750%, 11/15/32 (Pre-refunded 11/15/18)	11/18 at 100.00	A+	254,129
	Minneapolis, Minnesota, Revenue Bonds, National Marrow Donor Program Project, Series 2010:
150	4.250%, 8/01/20 (Pre-refunded 8/01/18)	8/18 at 100.00	N/R	151,788
4,100	4.875%, 8/01/25 (Pre-refunded 8/01/18)	8/18 at 100.00	N/R	4,159,409
1,000	Minnesota Higher Education Facilities Authority, Revenue Bonds, Gustavus Adolfus College, Series 2010-7B, 5.000%, 10/01/31 (Pre-refunded 10/01/19)	10/19 at 100.00	A3	1,052,840
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Hamline University, Series 2011-7K1:
625	6.000%, 10/01/32 (Pre-refunded 10/01/21)	10/21 at 100.00	Baa3	714,919
2,000	6.000%, 10/01/40 (Pre-refunded 10/01/21)	10/21 at 100.00	Baa3	2,287,740
	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series 2008D:
35	5.375%, 5/01/31 (Pre-refunded 5/01/19) – AGC Insured	5/19 at 100.00	A1	36,550
65	5.500%, 5/01/39 (Pre-refunded 5/01/19) – AGC Insured	5/19 at 100.00	A1	67,972
1,000	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series 2010A, 5.125%, 5/01/30 (Pre-refunded 5/01/20)	5/20 at 100.00	Aaa	1,073,770
1,235	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Park Nicollet Health Services, Refunding Series 2008C, 5.750%, 7/01/30 (Pre-refunded 7/01/18)	7/18 at 100.00	Aaa	1,253,241
	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Park Nicollet Health Services, Refunding Series 2009:
15	5.500%, 7/01/29 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	15,785
2,625	5.750%, 7/01/39 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	2,771,002
1,500	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2011A, 6.625%, 9/01/42 (Pre-refunded 9/01/21)	9/21 at 100.00	BBB-	1,740,375
1,555	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Allina Health System, Series 2009A-1, 5.250%, 11/15/29 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R	1,651,006
2,060	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Gillette Children's Specialty Healthcare Project, Series 2009, 5.000%, 2/01/29 (Pre-refunded 2/01/19)	2/19 at 100.00	N/R	2,125,941
	St Paul Housing and Redevelopment Authority, Minnesota, Parking Revenue Bonds, Parking Facilities Project, Refunding Series 2010A:
1,070	5.000%, 8/01/30 (Pre-refunded 8/01/18)	8/18 at 102.00	A+	1,107,557
1,500	5.000%, 8/01/35 (Pre-refunded 8/01/18)	8/18 at 102.00	A+	1,552,650

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 2015A:
$ 110	5.250%, 11/15/35 (Pre-refunded 11/15/20)	11/20 at 100.00	A+	$120,025
1,615	5.000%, 11/15/40 (Pre-refunded 11/15/25)	11/25 at 100.00	A+	1,912,386
1,540	University of Minnesota, General Revenue Bonds, Series 2011A, 5.250%, 12/01/29 (Pre-refunded 12/01/20)	12/20 at 100.00	Aa1	1,685,222
1,200	West St. Paul, Minnesota, Health Care Facilities Revenue Bonds, Walker Thompson Hill LLC Project, Series 2011A, 7.000%, 9/01/46 (Pre-refunded 9/01/19)	9/19 at 100.00	N/R	1,293,072
43,985	Total U.S. Guaranteed			47,549,738
	Utilities – 12.1%
235	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	246,233
5,045	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2010A, 5.000%, 10/01/30	10/20 at 100.00	A2	5,444,917
	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2014A:
1,000	4.000%, 10/01/31	10/24 at 100.00	A2	1,045,300
1,000	4.000%, 10/01/32	10/24 at 100.00	A2	1,043,490
2,250	Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2016, 5.000%, 10/01/47	10/26 at 100.00	A2	2,517,683
250	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2013B, 5.000%, 12/01/26	12/23 at 100.00	Aa3	286,280
	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2017A:
2,000	5.000%, 12/01/42	12/26 at 100.00	Aa3	2,279,240
1,500	5.000%, 12/01/47	12/26 at 100.00	Aa3	1,703,280
	Saint Paul Housing and Redevelopment Authority, Saint Paul, Minnesota, District Energy Revenue Bonds, Refunding Series 2017A.:
390	4.000%, 10/01/28	10/27 at 100.00	A-	412,589
675	4.000%, 10/01/33	10/27 at 100.00	A-	697,808
	Saint Paul Housing and Redevelopment Authority, Saint Paul, Minnesota, District Energy Revenue Bonds, Refunding Series 2017B.:
355	4.000%, 10/01/28	10/27 at 100.00	A-	375,562
270	4.000%, 10/01/29	10/27 at 100.00	A-	284,048
2,000	Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds, Series 2017-3, 4.000%, 10/01/42	10/27 at 100.00	A-	2,052,860
1,180	Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds, Series 2017-4, 4.000%, 10/01/40 (Alternative Minimum Tax)	10/27 at 100.00	A-	1,191,210

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Southern Minnesota Municipal Power Agency, Power Supply System Revenue Bonds, Series 1994A:
$ 1,510	0.000%, 1/01/19 – NPFG Insured	No Opt. Call	A+	$1,489,162
1,825	0.000%, 1/01/21 – NPFG Insured	No Opt. Call	A+	1,721,176
65	0.000%, 1/01/22 – NPFG Insured	No Opt. Call	A+	59,593
3,055	0.000%, 1/01/23 – NPFG Insured	No Opt. Call	A+	2,713,390
10,530	0.000%, 1/01/24 – NPFG Insured	No Opt. Call	A+	9,047,271
4,805	0.000%, 1/01/25 – NPFG Insured	No Opt. Call	A+	3,984,546
6,230	0.000%, 1/01/26 – NPFG Insured	No Opt. Call	A+	4,972,474
2,000	Western Minnesota Municipal Power Agency, Power Supply Revenue Bonds, Series 2014A, 5.000%, 1/01/46	1/24 at 100.00	Aa3	2,229,420
48,170	Total Utilities			45,797,532
	Water and Sewer – 0.3%
1,240	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 1/01/46	7/26 at 100.00	A-	1,328,871

$ 360,713	Total Long-Term Investments (cost $362,956,716)			372,611,108

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 3.1%
	MUNICIPAL BONDS – 3.1%
	Health Care – 2.1%
$ 3,075	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care System Revenue Bonds, Allina Health System, Variable Rate Demand Obligation, Series 2007C1, 1.110%, 11/15/34 (5)	5/18 at 100.00	A-1	$3,075,000
4,000	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Variable Rate Demand Obligation, Mayo Clinic Series 2008A, 1.050%, 11/15/38 (5)	5/18 at 100.00	A-1+	4,000,000
1,050	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Variable Rate Demand Obligation, Mayo Clinic Series 2008B, 1.050%, 11/15/38 (5)	5/18 at 100.00	A-1+	1,050,000
8,125	Total Health Care			8,125,000
	Education and Civic Organizations – 1.0%
600	Minneapolis, Minnesota, Revenue Bonds, University Gateway Project, Variable Rate Demand Obligation Series 2002, 1.120%, 6/01/32 (5)	6/18 at 100.00	A-1+	600,000
3,000	Minneapolis, Minnesota, Revenue Bonds, Variable Rate Demand Obligation, University Gateway Project, Refunding Series 2009, 1.090%, 12/01/40 (5)	5/18 at 100.00	A-1	3,000,000
3,600	Total Education and Civic Organizations			3,600,000
$ 11,725	Total Short-Term Investments (cost $11,725,000)			11,725,000
	Total Investments (cost $374,681,716) – 101.5%			384,336,108
	Other Assets Less Liabilities – (1.5)%			(5,828,165)
	Net Assets – 100%			$ 378,507,943

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –       Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –       Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –       Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$372,611,108	$ —	$372,611,108
Short-Term Investments:
Municipal Bonds	—	11,725,000	—	11,725,000
Total	$ —	$384,336,108	$ —	$384,336,108
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of February 28, 2018.
Tax cost of investments	$373,837,153
Gross unrealized:
Appreciation	$ 12,582,730
Depreciation	(2,083,775)
Net unrealized appreciation (depreciation) of investments	$ 10,498,955

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Investment has maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM	Escrowed to maturity.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Nuveen Nebraska Municipal Bond Fund
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 97.5%
	MUNICIPAL BONDS – 97.5%
	Consumer Staples – 0.6%
$ 500	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24	5/18 at 100.00	B-	$ 473,800
	Education and Civic Organizations – 11.9%
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy of Charter Schools Project, Series 2008, 5.625%, 5/01/40	5/18 at 100.00	A	1,003,520
1,500	Douglas County, Nebraska, Educational Facilities Revenue Bonds, Creighton University Projects, Refunding Series 2017, 5.000%, 7/01/47	7/27 at 100.00	A2	1,685,340
	Lincoln, Nebraska, Educational Facilities Revenue and Refunding Bonds, Nebraska Wesleyan University Project, Series 2012:
685	3.300%, 4/01/25	4/22 at 100.00	A-	703,173
410	4.000%, 4/01/32	4/22 at 100.00	A-	420,705
500	Metropolitan Community College Area, Nebraska, Certificates of Participation, Fort Omaha Campus Project, Series 2016, 3.000%, 3/01/32	3/26 at 100.00	AA	464,310
525	Nebraska Educational Finance Authority, Revenue Bonds, Clarkson College Project, Refunding Series 2011, 5.450%, 9/01/35	5/21 at 100.00	Aa3	579,836
1,000	University of Nebraska Facilities Corporation, Nebraska, Revenue Bonds, Series 2017B, 4.000%, 5/15/37	11/27 at 100.00	Aa1	1,055,120
600	University of Nebraska, Revenue Bonds, Omaha Student Housing Project, Refunding Series 2017A., 5.000%, 5/15/32	11/27 at 100.00	Aa1	705,318
1,000	University of Nebraska, Revenue Bonds, Refunding Lincoln Student Fees and Facilities Series 2011, 5.000%, 7/01/42	1/22 at 100.00	Aa1	1,096,500
1,000	University of Nebraska, Revenue Bonds, Refunding Lincoln Student Fees and Facilities Series 2016A, 3.000%, 7/01/39	7/26 at 100.00	Aa1	890,640
8,220	Total Education and Civic Organizations			8,604,462
	Health Care – 12.1%
200	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.250%, 12/01/56, 144A	6/26 at 100.00	BB+	213,778
	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children's Hospital Obligated Group, Series 2017:
180	5.000%, 11/15/37	5/27 at 100.00	AA-	202,770
550	5.000%, 11/15/47	5/27 at 100.00	AA-	609,928
775	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/44	5/24 at 100.00	BBB+	821,089

Nuveen Nebraska Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015:
$ 500	4.125%, 11/01/36	11/25 at 100.00	A-	$510,890
1,000	5.000%, 11/01/45	11/25 at 100.00	A-	1,090,190
	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012:
1,000	4.000%, 11/01/37	11/21 at 100.00	A-	1,005,770
2,800	5.000%, 11/01/42	11/21 at 100.00	A-	2,953,552
250	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Refunding Series 2017A, 5.000%, 7/01/30	7/27 at 100.00	BBB	276,265
500	Sarpy County Hospital Authority 1, Nebraska, Health Facilities Revenue Bonds, Nebraska Medicine, Series 2016, 4.000%, 5/15/41	5/26 at 100.00	AA-	512,645
500	Scotts Bluff County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Regional West Medical Center Project, Refunding & Improvement Series 2016A, 5.250%, 2/20/37	2/27 at 100.00	BBB+	525,020
8,255	Total Health Care			8,721,897
	Housing/Single Family – 2.7%
955	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Refunding Series 2016A, 3.500%, 9/01/36	3/25 at 100.00	AA+	956,175
990	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2016C, 3.350%, 9/01/36	9/25 at 100.00	AA+	972,556
1,945	Total Housing/Single Family			1,928,731
	Long-Term Care – 6.6%
900	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Immanuel Obligated Group, Refunding Series 2010, 5.625%, 1/01/40	1/20 at 100.00	AA	939,060
3,385	Lancaster County Hospital Authority 1, Nebraska, Health Facilities Revenue Bonds, Immanuel Obligated Group, Refunding Series 2010, 5.625%, 1/01/40	1/20 at 100.00	AA	3,575,508
220	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013, 5.000%, 8/15/23	No Opt. Call	A	253,686
4,505	Total Long-Term Care			4,768,254
	Tax Obligation/General – 11.8%
705	Adams County School District 18, Nebraska, General Obligation Bonds, Hastings Public Schools, Series 2014, 4.000%, 12/15/44	7/19 at 100.00	Aa3	714,236
500	Adams County School District 18, Nebraska, General Obligation Bonds, Hastings Public Schools, Series 2017, 4.500%, 12/15/44	1/22 at 100.00	Aa3	527,300
500	Buffalo County School District 007 Kearney Public Schools, Nebraska, General Obligation Bonds, School Building Series 2016, 3.000%, 12/15/36	4/26 at 100.00	AA-	461,220
1,000	Douglas County School District 059, Nebraska, General Obligation Bonds, Bennington Public Schools, Series 2016, 3.375%, 12/15/41	12/25 at 100.00	AA-	930,830
1,350	Douglas County School District 1, Nebraska, General Obligation Bonds, Refunding Series 2012, 5.000%, 6/15/24	No Opt. Call	AA+	1,571,602

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 750	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Series 2016, 4.000%, 12/15/36	12/25 at 100.00	AA-	$776,887
1,000	Kearney County School District 503, Nebraska, General Obligation Bonds, Series 2014, 4.000%, 12/15/39	12/19 at 100.00	A+	1,028,420
535	Lincoln, Nebraska, General Obligation Bonds, Stormwater Drainage & Flood Management System, Refunding Series 2017, 4.000%, 6/01/27	No Opt. Call	AAA	596,199
195	Omaha, Nebraska, General Obligation Bonds, Convention Center Project, Series 2004, 5.250%, 4/01/26	No Opt. Call	AA+	233,696
500	Omaha, Nebraska, General Obligation Bonds, Various Purpose & Refunding Series 2017A, 4.000%, 4/15/33	4/27 at 100.00	AA+	533,040
500	Sarpy County School District 1, Bellevue Public School, Nebraska, General Obligation Bonds, School Building Series 2017, 5.000%, 12/15/35	12/27 at 100.00	Aa3	576,900
500	Scotts Bluff County School District 16, Nebraska, General Obligation Bonds, Gering Public Schools Series 2017, 5.000%, 12/01/46	5/22 at 100.00	A2	544,965
8,035	Total Tax Obligation/General			8,495,295
	Tax Obligation/Limited – 5.6%
265	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	A	276,395
2,460	Lincoln- West Haymarket Joint Public Agency, Nebraska, General Obligation Facility Bonds, Series 2011, 5.000%, 12/15/42	12/21 at 100.00	AAA	2,712,593
500	Omaha Public Facilities Corporation, Nebraska, Lease Revenue Bonds, Omaha Baseball Stadium Project, Series 2016, 4.000%, 6/01/36	6/26 at 100.00	AA	521,765
500	Papio-Missouri River Natural Resources District, Nebraska, Flood Protection and Water Quality Enhancement Revenue Bonds, Series 2017, 4.000%, 12/15/31	6/22 at 100.00	AA	528,830
3,725	Total Tax Obligation/Limited			4,039,583
	Transportation – 3.8%
	Guam International Airport Authority, Revenue Bonds, Series 2013C:
500	6.000%, 10/01/34 – AGM Insured (Alternative Minimum Tax)	10/23 at 100.00	AA	574,720
165	6.375%, 10/01/43 (Alternative Minimum Tax)	10/23 at 100.00	BBB	188,003
825	Lincoln, Nebraska, Airport Revenue Bonds, Series 2015A, 4.000%, 7/01/45	7/25 at 100.00	Aa1	844,998
1,000	Omaha Airport Authority, Nebraska, Airport Facilities Revenue Refunding Bonds, Series 2017A, 5.000%, 12/15/36 (Alternative Minimum Tax)	12/26 at 100.00	AA-	1,128,700
2,490	Total Transportation			2,736,421
	U.S. Guaranteed – 16.8% (4)
	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2008:
345	5.750%, 11/01/28 (Pre-refunded 11/01/18)	11/18 at 100.00	A-	354,991
1,210	5.500%, 11/01/38 (Pre-refunded 11/01/18)	11/18 at 100.00	A-	1,243,057
1,000	Douglas County, Nebraska, Educational Facilities Revenue Bonds, Creighton University Projects, Refunding Series 2010A, 5.500%, 7/01/30 (Pre-refunded 7/01/20)	7/20 at 100.00	A2	1,088,840
1,300	Lincoln, Nebraska, Electric System Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/25 (Pre-refunded 9/01/22)	9/22 at 100.00	N/R	1,465,152

Nuveen Nebraska Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
	Nebraska Cooperative Republican Platte Enhancement Project, River Flow Enhancement Revenue Bonds, Series 2013A:
$ 2,000	5.125%, 12/15/33 (Pre-refunded 9/10/18)	9/18 at 100.00	A+	$2,039,680
520	5.000%, 12/15/38 (Pre-refunded 9/10/18)	9/18 at 100.00	A+	529,979
450	Omaha, Nebraska, General Obligation Bonds, Refunding Series 2008, 5.750%, 10/15/28 (Pre-refunded 10/15/18)	10/18 at 100.00	AA+	462,308
	Omaha, Nebraska, General Obligation Bonds, Various Purpose & Refunding Series 2013A:
715	4.500%, 11/15/28 (Pre-refunded 11/15/23)	11/23 at 100.00	AA+	807,163
365	4.500%, 11/15/29 (Pre-refunded 11/15/23)	11/23 at 100.00	AA+	412,049
650	Omaha, Nebraska, Special Tax Redevelopment Bonds, Redevelopment 2008, 5.250%, 10/15/28 (Pre-refunded 10/15/18)	10/18 at 100.00	AA+	665,983
500	Papio-Missouri River Natural Resources District, Nebraska, Flood Protection and Water Quality Enhancement Revenue Bonds, Series 2013, 4.250%, 12/15/33 (Pre-refunded 7/26/18)	7/18 at 100.00	AA	505,960
1,500	Southern Nebraska Public Power District, Electric System Revenue Bonds, Series 2008, 5.250%, 12/15/28 (Pre-refunded 12/15/18)	12/18 at 100.00	N/R	1,545,075
1,020	University of Nebraska, Revenue Bonds, Omaha Health & Recreation Project, Series 2008, 5.000%, 5/15/33 (Pre-refunded 5/15/18)	5/18 at 100.00	Aa1	1,027,823
11,575	Total U.S. Guaranteed			12,148,060
	Utilities – 20.3%
	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A:
20	5.250%, 12/01/19	No Opt. Call	A	21,163
800	5.250%, 12/01/21	No Opt. Call	A	888,496
465	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Crossover Refunding Series 2017A., 5.000%, 9/01/37	No Opt. Call	A	549,156
2,350	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/42	9/22 at 100.00	A	2,548,410
1,500	Fremont, Nebraska, Combined Utilities System Revenue Bonds, Series 2014B, 5.000%, 7/15/34	7/21 at 100.00	AA-	1,638,705
235	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	246,233
75	Municipal Energy Agency of Nebraska, Power Supply System Revenue and Refunding Bonds, Series 2009A, 5.000%, 4/01/19 – BHAC Insured	No Opt. Call	AA+	77,819
	Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, Refunding Series 2012A:
100	5.000%, 4/01/22	No Opt. Call	A	111,324
110	5.000%, 4/01/31	4/22 at 100.00	A	120,737
1,850	Nebraska Public Power District, General Revenue Bonds, Series 2012A, 5.000%, 1/01/34	1/22 at 100.00	A+	2,020,015
1,500	Nebraska Public Power District, General Revenue Bonds, Series 2016A, 5.000%, 1/01/41	1/26 at 100.00	A+	1,680,135
500	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Refunding Series 2015C, 4.000%, 2/01/38	2/25 at 100.00	AA	521,780

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$ 1,000	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2017A., 5.000%, 2/01/42	12/27 at 100.00	AA	$1,148,750
320	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City 2, Refunding Series 2015A, 3.500%, 2/01/42	2/25 at 100.00	A+	312,880
1,000	Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2 Revenue Bonds, Refunding Series 2015A, 5.000%, 1/01/31	1/25 at 100.00	A2	1,118,720
1,500	Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2 Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/40	7/26 at 100.00	A2	1,665,885
13,325	Total Utilities			14,670,208
	Water and Sewer – 5.3%
1,320	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40	7/27 at 100.00	A-	1,430,431
430	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 1/01/46	7/26 at 100.00	A-	460,818
500	Metropolitan Utilities District Omaha, Nebraska, Water Revenue Bonds, Series 2015, 3.250%, 12/01/32	12/25 at 100.00	Aa2	497,660
1,395	Omaha, Nebraska, Sanitary Sewage System Revenue Bonds, Series 2011, 4.250%, 11/15/41	11/21 at 100.00	AA	1,450,159
3,645	Total Water and Sewer			3,839,068

$ 66,220	Total Long-Term Investments (cost $69,083,245)			70,425,779
	Other Assets Less Liabilities – 2.5%			1,834,825
	Net Assets – 100%			$ 72,260,604
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –       Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –       Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –       Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$70,425,779	$ —	$70,425,779

Nuveen Nebraska Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of February 28, 2018.
Tax cost of investments	$69,014,101
Gross unrealized:
Appreciation	$ 2,026,842
Depreciation	(615,164)
Net unrealized appreciation (depreciation) of investments	$ 1,411,678
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Nuveen Oregon Intermediate Municipal Bond Fund
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 95.5%
	MUNICIPAL BONDS – 95.5%
	Education and Civic Organizations – 5.9%
$ 2,190	Forest Grove, Oregon, Campus Improvement Revenue Bonds, Pacific University Project, Refunding Series 2014A, 4.500%, 5/01/29	5/22 at 100.00	BBB	$2,343,300
1,095	Forest Grove, Oregon, Campus Improvement Revenue Bonds, Pacific University Project, Refunding Series 2015A, 5.000%, 5/01/30	5/25 at 100.00	BBB	1,209,909
	Forest Grove, Oregon, Student Housing Revenue Bonds, Oak Tree Foundation, Inc. Project, Series 2017:
440	5.000%, 3/01/24	No Opt. Call	BBB-	489,249
405	5.000%, 3/01/25	No Opt. Call	BBB-	451,992
1,270	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Refunding Series 2014B, 5.000%, 4/01/27	4/24 at 100.00	AAA	1,461,961
1,260	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Refunding Series 2015C, 5.000%, 4/01/24	No Opt. Call	AAA	1,464,422
1,000	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Series 2015A, 5.000%, 4/01/28	4/25 at 100.00	AAA	1,165,520
500	Oregon Facilities Authority, Revenue Bonds, Lewis & Clark College Project, Refunding Series 2011A, 5.250%, 10/01/24	10/21 at 100.00	A-	551,495
500	Oregon Facilities Authority, Revenue Bonds, Linfield College, Series 2010A, 4.750%, 10/01/28	10/20 at 100.00	Baa1	525,120
100	Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency Academy Project, Series 2015A, 5.500%, 6/15/35, 144A	6/25 at 100.00	N/R	102,545
600	Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency Academy Project, Series 2016A, 5.000%, 6/15/33	6/25 at 100.00	N/R	593,640
	Oregon Facilities Authority, Revenue Bonds, Reed College, Series 2017A:
795	5.000%, 7/01/30	7/27 at 100.00	Aa2	936,279
400	4.000%, 7/01/32	7/27 at 100.00	Aa2	430,304
	Oregon Facilities Authority, Revenue Bonds, University of Portland Projects, Series 2015A:
450	5.000%, 4/01/29	4/25 at 100.00	A-	504,882
700	5.000%, 4/01/30	4/25 at 100.00	A-	783,951
210	Oregon Facilities Authority, Revenue Bonds, Willamette University, Refunding Series 2010A, 4.000%, 10/01/24	4/20 at 100.00	A	215,956
11,915	Total Education and Civic Organizations			13,230,525
	Health Care – 15.2%
1,035	Astoria Hospital Facilities Authority, Oregon, Hospital Revenue and Refunding Bonds, Columbia Memorial Hospital, Series 2012, 5.000%, 8/01/23	8/22 at 100.00	BBB-	1,125,759
375	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Bonds, Saint Charles Health System, Inc., Series 2016A, 4.000%, 1/01/33	1/26 at 100.00	A+	386,460

Nuveen Oregon Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Klamath Falls Intercommunity Hospital Authority, Oregon, Revenue Bonds, Sky Lakes Medical Center Project, Refunding Series 2016:
$ 300	4.000%, 9/01/20	No Opt. Call	A-	$316,110
495	5.000%, 9/01/29	9/26 at 100.00	A-	567,572
400	5.000%, 9/01/31	9/26 at 100.00	A-	453,836
500	Klamath Falls Intercommunity Hospital Authority, Oregon, Revenue Bonds, Sky Lakes Medical Center Project, Series 2012, 4.000%, 9/01/24	9/22 at 100.00	A-	532,340
1,900	Medford Hospital Facilities Authority, Oregon, Hospital Revenue Bonds, Asante Health System, Refunding Series 2010, 5.500%, 8/15/28 – AGM Insured	8/20 at 100.00	AA	2,051,734
	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Adventist Health System/West, Series 2009A:
855	4.500%, 9/01/21	9/19 at 100.00	A	886,473
1,940	5.000%, 9/01/21	9/19 at 100.00	A	2,036,321
1,000	Oregon Facilities Authority, Revenue Bonds, Legacy Health Project, Refunding Series 2016A, 5.000%, 6/01/30	6/26 at 100.00	AA-	1,144,330
1,020	Oregon Facilities Authority, Revenue Bonds, Legacy Health System, Refunding Series 2010A, 4.750%, 3/15/24	3/20 at 100.00	AA-	1,070,215
1,000	Oregon Facilities Authority, Revenue Bonds, Peacehealth System, Refunding Series 2009A, 5.000%, 11/01/20	11/19 at 100.00	A+	1,056,220
	Oregon Facilities Authority, Revenue Bonds, Peacehealth System, Refunding Series 2014A:
690	5.000%, 11/15/25	5/24 at 100.00	A+	790,360
4,155	4.125%, 11/15/32	5/24 at 100.00	A+	4,368,899
375	Oregon Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2011C, 5.000%, 10/01/20	No Opt. Call	AA-	405,911
1,815	Oregon Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2013A, 5.000%, 10/01/23, 144A	No Opt. Call	AA-	2,080,117
	Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services, Refunding Series 2010A:
1,250	5.000%, 10/01/19	No Opt. Call	BBB+	1,305,450
500	5.000%, 10/01/24	10/20 at 100.00	BBB+	536,100
	Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services, Refunding Series 2016A:
485	5.000%, 10/01/29	10/26 at 100.00	BBB+	549,044
1,325	5.000%, 10/01/30	10/26 at 100.00	BBB+	1,492,096
	Oregon Health and Science University, Revenue Bonds, Refunding Series 2012A:
925	5.000%, 7/01/25	7/22 at 100.00	AA-	1,031,403
1,195	5.000%, 7/01/26	7/22 at 100.00	AA-	1,329,318
4,000	Oregon Health and Science University, Revenue Bonds, Refunding Series 2016B, 5.000%, 7/01/33	7/26 at 100.00	AA-	4,604,760
1,000	Oregon Health and Science University, Revenue Bonds, Series 2012E, 4.000%, 7/01/29	7/22 at 100.00	AA-	1,048,170

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Hospital Project, Refunding Series 2016A:
$ 1,355	5.000%, 5/15/29	5/26 at 100.00	A+	$1,552,830
560	5.000%, 5/15/30	5/26 at 100.00	A+	639,134
1,000	5.000%, 5/15/31	5/26 at 100.00	A+	1,136,640
31,450	Total Health Care			34,497,602
	Housing/Multifamily – 2.2%
	Clackamas County Housing Authority, Oregon, Multifamily Housing Revenue Bonds, Easton Ridge Apartments Project, Series 2013A:
285	4.000%, 9/01/22	No Opt. Call	Aa2	305,839
195	4.000%, 9/01/23	3/23 at 100.00	Aa2	208,945
340	Home Forward, Oregon, Multifamily Housing Revenue Bonds, Lovejoy Station Apartments, Refunding Series 2016, 4.000%, 7/15/29	7/26 at 100.00	Aa2	357,779
	Oregon Facilities Authority, Revenue Bonds, CHF Ashland Southern Oregon University Project Series 2012:
1,185	4.350%, 7/01/27 – AGM Insured	7/22 at 100.00	AA	1,252,924
400	4.700%, 7/01/33 – AGM Insured	7/22 at 100.00	AA	423,900
1,000	Oregon Facilities Authority, Revenue Bonds, College Housing Northwest Projects, Refunding Series 2013, 5.000%, 10/01/24	10/23 at 100.00	BBB-	1,098,810
	Oregon Housing and Community Services Department, Multifamily Housing Revenue Bonds, Refunding Series 2010A:
315	4.000%, 7/01/19 (Alternative Minimum Tax)	No Opt. Call	Aaa	322,721
215	4.250%, 7/01/21 (Alternative Minimum Tax)	1/20 at 100.00	Aaa	222,899
705	Portland Housing Authority, Oregon, Housing Revenue Bonds, Yards at Union Station Project, Refunding Series 2007, 4.750%, 5/01/22 (Alternative Minimum Tax)	5/22 at 100.00	Aa2	706,325
4,640	Total Housing/Multifamily			4,900,142
	Long-Term Care – 4.2%
	Clackamas County Hospital Facility Authority, Oregon, Senior Living Revenue Bonds, Willamette View Project, Series 2017A.:
525	4.000%, 5/15/24	No Opt. Call	N/R	546,341
445	4.000%, 11/15/24	No Opt. Call	N/R	464,393
355	4.000%, 5/15/25	No Opt. Call	N/R	368,494
460	4.000%, 11/15/25	No Opt. Call	N/R	478,547
200	4.000%, 5/15/26	11/25 at 102.00	N/R	206,492
400	4.000%, 11/15/26	11/25 at 102.00	N/R	413,660
350	4.000%, 5/15/27	11/25 at 102.00	N/R	361,424
350	4.000%, 11/15/27	11/25 at 102.00	N/R	361,945
	Medford Hospital Facilities Authority, Oregon, Revenue Bonds, Rogue Valley Manor, Series 2013:
250	5.000%, 10/01/19	No Opt. Call	A-	263,210
450	5.000%, 10/01/24	10/23 at 100.00	A-	512,019

Nuveen Oregon Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$ 1,500	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bond, Terwilliger Plaza, Inc., Refunding Series 2012, 5.000%, 12/01/29	12/22 at 100.00	BBB	$1,624,155
325	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bond, Terwilliger Plaza, Inc., Refunding Series 2016, 5.000%, 12/01/30	12/26 at 100.00	BBB	369,044
700	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Mirabella South Waterfront, Refunding Series 2014A, 5.000%, 10/01/24	No Opt. Call	N/R	770,728
1,040	Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas Retirement Village Project, Series 2015A, 5.125%, 7/01/35	7/25 at 100.00	N/R	1,083,441
	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Capital Manor, Inc., Refunding Series 2012:
550	5.000%, 5/15/22	No Opt. Call	N/R	597,410
550	5.750%, 5/15/27	5/22 at 100.00	N/R	604,032
450	Yamhill County Hospital Authority, Oregon, Revenue Bonds, Friendsview Retirement Community, Refunding Series 2016A, 5.000%, 11/15/31	11/24 at 102.00	N/R	490,059
8,900	Total Long-Term Care			9,515,394
	Tax Obligation/General – 32.6%
1,365	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, General Obligation Bonds, Convertible Deferred Interest Series 2017D, 5.000%, 6/15/26	No Opt. Call	AA+	1,585,093
620	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, General Obligation Bonds, Refunding Series 2016, 4.000%, 6/01/25	No Opt. Call	Aa2	687,351
1,105	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, General Obligation Bonds, Series 2014B, 5.000%, 6/15/27	6/24 at 100.00	AA+	1,273,059
	Blue Mountain Hospital District, Grant County, Oregon, General Obligation Bonds, Refunding Series 2010:
605	4.250%, 2/01/19	No Opt. Call	Baa3	617,312
655	4.500%, 2/01/20	No Opt. Call	Baa3	684,200
280	5.000%, 2/01/21	No Opt. Call	Baa3	301,431
	Central Oregon Community College District, Crook, Jefferson, Deschutes, Klamath, Lake, and Wasco Counties, Oregon, General Obligation Bonds, Series 2010:
1,000	4.000%, 6/15/19	No Opt. Call	AA+	1,031,970
810	4.500%, 6/15/20	No Opt. Call	AA+	862,699
500	Central Oregon Community College District, Crook, Jefferson, Deschutes, Klamath, Lake, and Wasco Counties, Oregon, General Obligation Bonds, Series 2014, 5.000%, 6/01/29	6/24 at 100.00	AA	572,800
1,100	Chemeketa Community College District, Oregon, General Obligation Bonds, Refunding Series 2014, 5.000%, 6/15/26	6/24 at 100.00	AA+	1,271,479
200	Clackamas and Multnomah Counties School District 7J Lake Oswego, Oregon, General Obligation Bonds, Refunding Series 2005, 5.250%, 6/01/25 – AGM Insured	No Opt. Call	Aa1	239,614
1,250	Clackamas and Washington Counties School District 3JT, Oregon, General Obligation Bonds, Refunding Series 2015, 5.000%, 6/15/28	6/25 at 100.00	AA+	1,456,025
1,135	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Refunding Series 2014, 5.000%, 6/15/28	6/24 at 100.00	AA+	1,310,494
1,000	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Series 2017B, 5.000%, 6/15/30	6/27 at 100.00	AA+	1,181,450

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 1,500	Clackamas County School District 46 Oregon Trail, Oregon, General Obligation Bonds, Refunding Series 2017, 5.000%, 6/15/30	6/27 at 100.00	AA+	$1,772,175
580	Clackamas County School District 62, Oregon City, Oregon, General Obligation Bonds, Refunding Series 2014, 5.000%, 6/01/29 – AGM Insured	6/24 at 100.00	AA	657,262
525	Clackamas County School District 86, Oregon, General Obligation Bonds, Refunding Series 2012A, 5.000%, 6/15/25	6/22 at 100.00	AA+	590,982
450	Columbia County School District 502 Saint Helens, Oregon, General Obligation Bonds, Series 2017, 5.000%, 6/15/33	6/27 at 100.00	Aa1	528,030
1,000	David Douglas School District 40, Multnomah County, Oregon, General Obligation Bonds, Series 2012B, 0.000%, 6/15/25	No Opt. Call	AA+	836,220
1,770	Deschutes County Administrative School District 1, Bend-La Pine, Oregon, General Obligation Bonds, Refunding Series 2013, 4.000%, 6/15/21	No Opt. Call	Aa1	1,897,192
1,060	Deschutes County Administrative School District 1, Bend-La Pine, Oregon, General Obligation Bonds, Series 2013B, 4.000%, 6/15/19	No Opt. Call	Aa1	1,094,439
3,055	Deshutes and Jefferson Counties School District 2J Redmond, Oregon, General Obligation Bonds, Series 2008, 0.000%, 6/15/22	No Opt. Call	Aa1	2,793,339
2,000	Greater Albany School District 8J, Linn & Benton Counties, Oregon, General Obligation Bonds, Series 2017, 5.000%, 6/15/32	6/27 at 100.00	AA+	2,346,800
	Jackson County School District 549C, Oregon, General Obligation Bonds, Refunding Series 2015:
2,000	5.000%, 12/15/20	No Opt. Call	AA+	2,182,800
1,250	5.000%, 12/15/28	6/25 at 100.00	AA+	1,455,125
1,000	Josephine County Unit School District Three Rivers, Oregon, General Obligation Bonds, Refunding Series 2005, 5.000%, 12/15/19 – FGIC Insured	No Opt. Call	Aa1	1,058,520
530	Keizer, Oregon, General Obligation Assessment Bonds, Keizer Station Area A Local Improvement District, Series 2008, 5.200%, 6/01/31	6/18 at 100.00	Aa3	534,510
2,200	Lake Oswego, Oregon, General Obligation Bonds, Refunding Full Faith & Credit Series 2017., 4.000%, 12/01/31	12/27 at 100.00	AAA	2,408,032
1,495	Lake Oswego, Oregon, General Obligation Bonds, Series 2013, 5.000%, 6/01/26	6/23 at 100.00	AAA	1,702,910
975	Local Oregon Capital Assets Program, Certificates of Participation, City of Cottage Grove, Series 2013A, 4.000%, 9/15/19	No Opt. Call	Baa1	1,007,195
1,000	Marion County School District 103 Woodburn, Oregon, General Obligation Bonds, Series 2015, 5.000%, 6/15/27	6/25 at 100.00	Aa1	1,169,900
1,000	Marion County School District 15 North Marion, Oregon, General Obligation Bonds, Series 2018B, 5.000%, 6/15/31	6/28 at 100.00	AA+	1,183,620
300	Marion-Clackamas Counties School District 4J Silver Falls, Oregon, General Obligation Bonds, Refunding Series 2013, 5.000%, 6/15/24	6/23 at 100.00	Aa1	344,274
	Multnomah County School District 7, Reynolds, Oregon, General Obligation Bonds, Series 2015A:
1,500	5.000%, 6/15/29	6/25 at 100.00	Aa1	1,737,495
2,250	5.000%, 6/15/30	6/25 at 100.00	Aa1	2,598,165
1,500	Oregon Department of Administrative Services, General Obligation Bonds, Oregon Opportunity, Refunding Series 2010F, 5.000%, 12/01/20	6/20 at 100.00	AA+	1,613,820

Nuveen Oregon Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Oregon State, General Obligation Bonds, Alterrnative Energy Series 2011B:
$ 540	5.000%, 1/01/20 (Alternative Minimum Tax)	No Opt. Call	AA+	$572,276
560	5.000%, 1/01/21 (Alternative Minimum Tax)	No Opt. Call	AA+	611,335
100	5.000%, 1/01/23 (Alternative Minimum Tax)	1/21 at 100.00	AA+	109,138
2,255	Oregon State, General Obligation Bonds, Article XI-Q State Projects, Refunding Series 2016G, 5.000%, 11/01/29	5/26 at 100.00	AA+	2,652,511
	Pacific Communities Health District, Oregon, General Obligation Bonds, Series 2016:
750	5.000%, 6/01/29	6/26 at 100.00	A1	867,735
1,000	5.000%, 6/01/30	6/26 at 100.00	A1	1,148,270
770	5.000%, 6/01/31	6/26 at 100.00	A1	880,534
900	Portland Community College District, Multnomah County, Oregon, General Obligation Bonds, Refunding Series 2016, 5.000%, 6/15/29	6/26 at 100.00	Aa1	1,055,655
2,235	Portland, Oregon, General Obligation Bonds, Sellwood Bridge Project, Series 2014A, 5.000%, 6/01/28	6/24 at 100.00	Aaa	2,591,259
340	Redmond, Oregon, Full Faith and Credit Obligations, Refunding Series 2012A, 4.000%, 6/01/25	6/22 at 100.00	Aa3	360,138
350	Redmond, Oregon, Full Faith and Credit Obligations, Series 2014A, 5.000%, 6/01/25	6/24 at 100.00	Aa3	400,306
	Redmond, Oregon, Full Faith and Credit Obligations, Terminal Expansion Project, Series 2009:
240	4.000%, 6/01/21	6/19 at 100.00	Aa3	247,111
200	4.250%, 6/01/23	6/19 at 100.00	Aa3	206,414
500	4.625%, 6/01/29	6/19 at 100.00	Aa3	517,015
500	Rogue Community College District, Jackson and Jospehine Counties, Oregon, General Obligation Bonds, Jackson County Service Area, Series 2016B, 4.000%, 6/15/31	6/26 at 100.00	Aa1	535,665
800	Salem-Keizer School District 24J, Marion and Polk Counties, Oregon, General Obligation Bonds, Series 2009B, 0.000%, 6/15/22	No Opt. Call	AA+	731,480
1,385	Tualatin Hills Park and Recreation District, Oregon, General Obligation Bonds, Refunding Series 2015, 5.000%, 6/01/26	6/25 at 100.00	Aa1	1,615,159
1,080	Umatilla County School District 016R Pendleton, Oregon, General Obligation Bonds, Series 2014A, 5.000%, 6/15/29	6/24 at 100.00	Aa1	1,238,144
	Umatilla County School District 6R Umatilla, Oregon, General Obligation Bonds, Series 2017:
245	0.000%, 6/15/27	No Opt. Call	AA+	224,589
340	0.000%, 6/15/29	6/27 at 100.00	AA+	306,486
315	0.000%, 6/15/31	6/27 at 100.00	AA+	279,969
500	Wasco County School District 012, Oregon, General Obligation Bonds, Series 2001 Refunding, 5.500%, 6/15/19 – AGM Insured	No Opt. Call	AA	525,895
1,250	Washington and Clackamas Counties School District 23J Tigard-Tualatin, Oregon, General Obligation Bonds, Series 2017, 5.000%, 6/15/30	6/27 at 100.00	AA+	1,476,813
965	Washington County School District 15, Forest Grove, Washington, General Obligation Bonds, Series 2012, 0.000%, 6/15/25	No Opt. Call	AA+	806,952

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 1,320	Washington County, Oregon, General Obligation Bonds, Full Faith & Credit Obligation Series 2016B, 4.000%, 3/01/31	3/26 at 100.00	Aaa	$1,412,268
1,200	Washington Multnomah & Yamhill Counties School District 1J Hillsboro, Oregon, General Obligation Bonds, Refunding Series 2012, 4.000%, 6/15/23	6/22 at 100.00	Aa1	1,297,572
	Washington Multnomah & Yamhill Counties School District 1J Hillsboro, Oregon, General Obligation Bonds, Series 2017.:
790	5.000%, 6/15/31	6/27 at 100.00	Aa1	930,509
2,000	5.000%, 6/15/32	6/27 at 100.00	Aa1	2,348,580
1,000	Washington, Clackamas and Yamhill Counties School District 88J Sherwood, Oregon, General Obligation Bonds, Series 2017B, 5.000%, 6/15/30	6/27 at 100.00	AA+	1,181,450
	Yamhill County School District 40, McMinnville, Oregon, General Obligation Bonds, Refunding Series 2016:
1,000	4.000%, 6/15/31	6/26 at 100.00	AA+	1,075,130
1,000	4.000%, 6/15/32	6/26 at 100.00	AA+	1,068,300
66,995	Total Tax Obligation/General			73,862,440
	Tax Obligation/Limited – 11.9%
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
2,260	5.000%, 11/15/28	11/25 at 100.00	A	2,497,639
500	5.000%, 11/15/29	11/25 at 100.00	A	550,090
750	Metro, Oregon, Dedicated Tax Revenue Bonds, Oregon Convention Center Hotel, Series 2017, 5.000%, 6/15/30	6/27 at 100.00	Aa3	876,052
585	Oregon Department of Administrative Services, Certificates of Participation, Series 2009C, 5.000%, 11/01/25	11/19 at 100.00	AA	616,725
	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Refunding Senior Lien Series 2014A:
1,980	5.000%, 11/15/26	11/24 at 100.00	AAA	2,308,918
1,000	5.000%, 11/15/27	11/24 at 100.00	AAA	1,163,420
	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Refunding Senior Lien Series 2015A:
2,000	5.000%, 11/15/27	11/24 at 100.00	AAA	2,326,840
3,000	5.000%, 11/15/28	11/24 at 100.00	AAA	3,486,210
3,400	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Senior Lien Series 2017A, 5.000%, 11/15/27	5/27 at 100.00	AAA	4,079,320
1,000	Portland, Oregon, River District Urban Renewal and Redevelopment Bonds, Series 2012B, 5.000%, 6/15/23	6/22 at 100.00	A1	1,118,240
2,030	Portland, Oregon, South Park Blocks Urban Renewal and Redevelopment Bonds, Series 2008B, 5.000%, 6/15/21	6/18 at 101.00	Aa3	2,071,087
2,655	Portland, Oregon, Urban Renewal and Redevelopment Revenue Bonds, North Macadam Series 2010B, 5.000%, 6/15/24	6/20 at 100.00	A1	2,845,629
1,000	Tri-County Metropolitan Transportation District, Oregon, Capital Grant Receipt Revenue Bonds, Series 2017A, 5.000%, 10/01/27	No Opt. Call	A	1,174,540

Nuveen Oregon Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 1,000	Tri-County Metropolitan Transportation District, Oregon, Capital Grant Receipt Revenue Bonds, Series 2018A, 5.000%, 10/01/31	4/28 at 100.00	A	$1,155,890
655	Tri-County Metropolitan Transportation District, Oregon, Payroll Tax Revenue Bonds, Refunding Senior Lien Series 2016A, 4.000%, 9/01/32	9/26 at 100.00	AAA	708,402
23,815	Total Tax Obligation/Limited			26,979,002
	Transportation – 2.8%
	Jackson County, Oregon, Airport Revenue Bonds, Refunding Series 2016:
395	5.000%, 12/01/30 – AGM Insured	6/26 at 100.00	AA	455,755
430	5.000%, 12/01/31 – AGM Insured	6/26 at 100.00	AA	495,455
380	5.000%, 12/01/33 – AGM Insured	6/26 at 100.00	AA	434,845
350	4.000%, 12/01/34 – AGM Insured	6/26 at 100.00	AA	367,290
1,030	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2011, 5.000%, 7/01/23 (Alternative Minimum Tax)	7/21 at 100.00	AA-	1,131,146
350	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2011-21, 5.000%, 7/01/18 (Alternative Minimum Tax)	No Opt. Call	AA-	354,109
1,250	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2015-23, 5.000%, 7/01/28	7/25 at 100.00	AA-	1,440,900
1,500	Port of Portland, Oregon, Portland International Airport Passenger Facility Charge Revenue Bonds, Series 2011A, 5.000%, 7/01/26	7/21 at 100.00	A	1,644,255
5,685	Total Transportation			6,323,755
	U.S. Guaranteed – 10.6% (4)
1,000	Chemeketa Community College District, Oregon, General Obligation Bonds, Series 2008, 5.500%, 6/15/24 (Pre-refunded 6/15/18)	6/18 at 100.00	AA+	1,012,130
1,000	Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds, Legacy Health System, Series 2009A, 5.000%, 7/15/21 (Pre-refunded 7/15/19)	7/19 at 100.00	A1	1,045,020
1,000	Clackamas County School District 46 Oregon Trail, Oregon, General Obligation Bonds, Series 2009A, 5.000%, 6/15/24 (Pre-refunded 6/15/19)	6/19 at 100.00	AA+	1,045,310
1,500	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Bonds, Cascade Healthcare Community, Inc., Refunding Series 2008, 7.375%, 1/01/23 (Pre-refunded 1/01/19)	1/19 at 100.00	A2	1,571,910
1,500	Lane County Metropolitan Wastewater Management Commission, Oregon, Wastewater Revenue Bonds, Series 2008, 5.000%, 11/01/22 (Pre-refunded 11/01/18)	11/18 at 100.00	AA	1,537,050
1,105	Local Oregon Capital Assets Program, Certificates of Participation, City of Cottage Grove, Series 2013A, 4.250%, 9/15/23 (Pre-refunded 9/15/21)	9/21 at 100.00	Baa1	1,196,549
1,500	Oregon Department of Administrative Services, Certificates of Participation, Series 2009A, 4.700%, 5/01/25 (Pre-refunded 5/01/19)	5/19 at 100.00	AA	1,555,680
470	Oregon Department of Administrative Services, Certificates of Participation, Series 2009C, 5.000%, 11/01/25 (Pre-refunded 11/01/19)	11/19 at 100.00	N/R	496,047
945	Oregon Facilities Authority, Revenue Bonds, Concordia University Project, Series 2010A, 6.125%, 9/01/30 (Pre-refunded 9/01/20)	9/20 at 100.00	N/R	1,030,201
1,000	Oregon Facilities Authority, Revenue Bonds, Reed College, Refunding Series 2011A, 5.000%, 7/01/29 (Pre-refunded 7/01/20)	7/20 at 100.00	Aa2	1,078,650

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
$ 2,000	Oregon Facilities Authority, Revenue Bonds, University of Portland Projects, Series 2007A, 4.500%, 4/01/21 (Pre-refunded 4/01/18)	4/18 at 100.00	A-	$2,005,360
1,055	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Senior Lien Series 2009A, 5.000%, 11/15/21 (Pre-refunded 5/15/19)	5/19 at 100.00	AAA	1,099,859
1,455	Portland, Oregon, Economic Development Revenue Refunding Bonds, Broadway Project, Series 2008A, 6.250%, 4/01/23 (Pre-refunded 10/01/18)	10/18 at 100.00	A1	1,496,497
1,500	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Hospital Project, Series 2008A, 5.750%, 8/15/23 (Pre-refunded 8/15/18)	8/18 at 100.00	A+	1,529,325
400	Salem, Oregon, General Obligation Bonds, Series 2009, 5.000%, 6/01/22 (Pre-refunded 6/01/19)	6/19 at 100.00	AA	417,328
325	The Dalles, Oregon, Water Revenue Bonds, Series 200, 4.250%, 6/01/20 (Pre-refunded 3/05/18) – AMBAC Insured	3/18 at 100.00	N/R	325,081
	Tri-County Metropolitan Transportation District, Oregon, Capital Grant Receipt Revenue Bonds, Series 2011A:
1,000	5.000%, 10/01/25 (Pre-refunded 10/01/21)	10/21 at 100.00	A	1,107,530
1,715	5.000%, 10/01/26 (Pre-refunded 10/01/21)	10/21 at 100.00	A	1,899,414
2,305	Tri-County Metropolitan Transportation District, Oregon, Payroll Tax Revenue Bonds, Senior Lien Series 2012A, 5.000%, 9/01/24 (Pre-refunded 9/01/22)	9/22 at 100.00	AAA	2,613,732
22,775	Total U.S. Guaranteed			24,062,673
	Utilities – 1.0%
	Central Lincoln Peoples Utility District, Oregon, Electric Revenue Bonds, Series 2016:
500	3.500%, 12/01/29	12/25 at 100.00	AA-	512,625
350	5.000%, 12/01/33	12/25 at 100.00	AA-	396,501
350	5.000%, 12/01/34	12/25 at 100.00	AA-	395,727
500	Emerald Peoples Utility District, Oregon, Electric System Revenue Bonds, Refunding Series 2013, 5.000%, 11/01/22 – AGM Insured	No Opt. Call	A1	561,010
250	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/21 – AGM Insured	No Opt. Call	AA	273,348
1,950	Total Utilities			2,139,211
	Water and Sewer – 9.1%
1,295	Albany, Oregon, General Obligation Bonds, Refunding Series 2013, 5.000%, 8/01/25	8/23 at 100.00	Aa3	1,482,645
630	Bend, Deschutes County, Oregon, Water Revenue Bonds, Refunding Series 2016, 5.000%, 12/01/23	No Opt. Call	AA	726,932
	Clackamas River Water, Oregon, Water Revenue Bonds, Series 2016:
300	4.000%, 11/01/27	5/25 at 100.00	AA-	325,239
150	5.000%, 11/01/28	5/25 at 100.00	AA-	172,541
350	5.000%, 11/01/30	5/25 at 100.00	AA-	400,631
270	5.000%, 11/01/33	5/25 at 100.00	AA-	306,242
400	Eugene, Oregon, Water Utility System Revenue Bonds, Refunding Series 2016, 5.000%, 8/01/27	8/26 at 100.00	AA+	474,448

Nuveen Oregon Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016:
$ 1,065	5.000%, 7/01/28	7/26 at 100.00	A-	$1,186,037
1,120	5.000%, 7/01/29	7/26 at 100.00	A-	1,241,296
1,180	5.000%, 7/01/30	7/26 at 100.00	A-	1,302,401
2,250	Lane County Metropolitan Wastewater Management Commission, Oregon, Wastewater Revenue Bonds, Refunding Series 2016, 4.000%, 11/01/24	No Opt. Call	AA	2,493,810
3,070	Portland, Oregon, Sewer System Revenue Bonds, Second Lien Series 2015B, 5.000%, 6/01/25	No Opt. Call	Aa2	3,615,815
2,500	Portland, Oregon, Water System Revenue Bonds, Refunding First Lien Series 2016A, 4.000%, 4/01/33	4/26 at 100.00	Aaa	2,667,050
	Redmond, Oregon, Water Revenue Bonds, Series 2010:
450	4.500%, 6/01/25	6/20 at 100.00	Aa3	476,735
5	4.500%, 6/01/30	6/20 at 100.00	Aa3	5,270
1,000	Sunrise Water Authority, Oregon, Water Revenue Bonds, Refunding Series 2014, 4.000%, 3/01/23	No Opt. Call	AA	1,086,220
1,435	Tigard, Washington County, Oregon, Water System Revenue Bonds, Series 2012, 5.000%, 8/01/26	8/22 at 100.00	AA-	1,603,742
900	Woodburn, Marion County, Oregon, Wastewater Revenue Bonds, Refunding Series 2011A, 5.000%, 3/01/20	No Opt. Call	A2	957,528
18,370	Total Water and Sewer			20,524,582

$ 196,495	Total Long-Term Investments (cost $212,997,599)			216,035,326

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 1.9%
	MUNICIPAL BONDS – 1.9%
	Health Care – 1.9%
$ 4,300	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Hospital, Variable Rate Demand Obligation Series 2008B, 1.080%, 8/15/34 (5)	5/18 at 100.00	A-1+	$ 4,300,000
$ 4,300	Total Short-Term Investments (cost $4,300,000)			4,300,000
	Total Investments (cost $217,297,599) – 97.4%			220,335,326
	Other Assets Less Liabilities – 2.6%			5,991,208
	Net Assets – 100%			$ 226,326,534

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –       Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –       Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –       Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$216,035,326	$ —	$216,035,326
Short-Term Investments:
Municipal Bonds	—	4,300,000	—	4,300,000
Total	$ —	$220,335,326	$ —	$220,335,326
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of February 28, 2018.
Tax cost of investments	$217,278,052
Gross unrealized:
Appreciation	$ 4,495,916
Depreciation	(1,438,642)
Net unrealized appreciation (depreciation) of investments	$ 3,057,274
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Investment has maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Christopher M. Rohrbacher
Christopher M. Rohrbacher
Vice President and Secretary

Date: April 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: April 27, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: April 27, 2018